PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
CORPORATE BONDS AND NOTES 53.3%
Financials 16.0%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	150,000	154,558
6.50%, 07/15/25	50,000	53,903
4.63%, 10/15/27	65,000	63,026
AIA Group Limited
3.60%, 04/09/29 (a)	200,000	225,108
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	158,000	158,252
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (b)	75,000	80,344
6.30%, (callable at 100 beginning 03/10/26) (b)	45,000	50,625
4.00%, 01/22/25	86,000	95,467
4.25%, 10/22/26	215,000	247,749
3.56%, 04/23/27	115,000	128,421
3.25%, 10/21/27	27,000	29,844
3.59%, 07/21/28	150,000	167,678
4.27%, 07/23/29	322,000	377,584
2.68%, 06/19/41	135,000	137,718
Barclays PLC
3.56%, 09/23/35 (c)	200,000	196,988
BNP Paribas
2.59%, 08/12/35 (a) (c)	200,000	194,076
Bunge Limited Finance Corp.
1.63%, 08/17/25	34,000	34,105
Capital One Financial Corporation
3.75%, 03/09/27	75,000	83,264
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (b)	108,000	107,669
4.45%, 09/29/27	76,000	87,948
3.52%, 10/27/28	131,000	145,587
Credit Suisse Group AG
5.25%, (callable at 100 beginning 02/11/27) (a) (b)	200,000	200,865
7.50%, (callable at 100 beginning 12/11/23) (a) (b)	200,000	218,000
6.50%, 08/08/23 (a)	250,000	283,052
Diamond Finance International Limited
6.02%, 06/15/26 (a)	67,000	78,751
8.35%, 07/15/46 (a)	100,000	132,434
General Motors Financial Company, Inc.
5.20%, 03/20/23	81,000	87,865
Glencore Funding LLC
4.88%, 03/12/29 (a)	115,000	134,401
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (b) (c)	200,000	204,000
Icahn Enterprises L.P.
4.75%, 09/15/24	50,000	50,554
6.25%, 05/15/26	69,000	72,085
Intercontinental Exchange, Inc.
2.10%, 06/15/30	127,000	131,206
JPMorgan Chase & Co.
4.05%, (callable at 100 beginning 11/01/20) (b)	60,000	59,212
5.00%, (callable at 100 beginning 08/01/24) (b)	80,000	79,774
3.22%, 03/01/25	114,000	122,435
2.01%, 03/13/26	132,000	136,939
3.96%, 01/29/27	44,000	50,133
3.78%, 02/01/28 (d)	55,000	62,193
3.51%, 01/23/29	68,000	76,534
4.01%, 04/23/29	28,000	32,423
2.74%, 10/15/30	110,000	118,391
2.96%, 05/13/31	107,000	114,549
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (b)	109,000	116,085
3.87%, 07/09/25 (c)	200,000	217,683
Markel Corporation
6.00%, (callable at 100 beginning on 06/01/25) (b)	78,000	82,258
5.00%, 05/20/49	39,000	51,801
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	210,000	229,514
Morgan Stanley
4.08%, (callable at 100 beginning 10/15/20) (b)	82,000	79,667
4.88%, 11/01/22	100,000	108,250
3.62%, 04/01/31	206,000	236,121
NatWest Group PLC
3.07%, 05/22/28 (c)	200,000	212,199
NatWest Markets PLC
2.38%, 05/21/23 (a)	200,000	205,647
Nordic Aviation Capital
6.83%, 03/14/25 (e) (f)	139,295	108,929
Rassman, Joel H.
3.80%, 11/01/29	140,000	148,301
Santander Holdings USA, Inc.
3.45%, 06/02/25	135,000	144,035
State Street Corporation
2.90%, 03/30/26 (a)	87,000	94,495
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	82,000	90,393
4.25%, 10/21/25	90,000	102,187
3.80%, 03/15/30	241,000	277,944
6.75%, 10/01/37	70,000	101,326
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	57,000	59,195
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	115,000	132,186
The Travelers Companies, Inc.
2.55%, 04/27/50	26,000	25,374
Truist Financial Corporation
4.95%, (callable at 100 beginning on 09/01/25) (b)	107,000	112,369
U.S. Bancorp
3.00%, 07/30/29	31,000	34,439
UBS AG
1.75%, 04/21/22 (a)	125,000	127,397
Wells Fargo & Company
2.41%, 10/30/25	173,000	181,437
3.20%, 06/17/27	203,000	220,405
3.58%, 05/22/28 (d)	24,000	26,777
2.88%, 10/30/30	125,000	133,700
		8,925,824
Energy 7.6%
Aker BP ASA
3.75%, 01/15/30 (a)	255,000	247,865
Baker Hughes Holdings LLC
4.49%, 05/01/30	106,000	120,560
Canadian Natural Resources Limited
2.05%, 07/15/25	109,000	111,087
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	110,000	126,651
5.88%, 03/31/25	54,000	61,520
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	125,000	128,134
Cheniere Energy, Inc.
4.63%, 10/15/28 (a) (c)	85,000	87,321
Chevron Corporation
2.00%, 05/11/27	133,000	140,759
Diamondback Energy, Inc.
4.75%, 05/31/25	46,000	49,453
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	14,000	13,925
5.75%, 01/30/28 (a)	14,000	14,099
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (b)	102,000	78,594
7.13%, (callable at 100 beginning 05/15/30) (b)	119,000	93,892
4.25%, 03/15/23	173,000	180,055
5.25%, 04/15/29	42,000	45,168
3.75%, 05/15/30	67,000	64,934
5.80%, 06/15/38	70,000	68,929
6.13%, 12/15/45	20,000	20,050
6.25%, 04/15/49	40,000	41,248
Enlink Midstream, LLC
4.15%, 06/01/25	71,000	61,080

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
Enterprise Products Operating LLC
3.13%, 07/31/29	160,000	174,179
4.20%, 01/31/50	84,000	88,993
EQM Midstream Partners, LP
4.13%, 12/01/26	113,000	107,109
Everest Acquisition, LLC
0.00%, 05/15/26 (a) (g) (h)	35,000	7,306
Exxon Mobil Corporation
3.48%, 03/19/30	195,000	224,765
2.61%, 10/15/30 (c)	40,000	43,197
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (a)	128,000	128,628
HollyFrontier Corporation
2.63%, 10/01/23 (i)	35,000	35,083
Marathon Petroleum Corporation
4.50%, 05/01/23	133,000	143,549
MPLX LP
4.00%, 03/15/28	120,000	131,255
5.20%, 12/01/47	45,000	48,101
Occidental Petroleum Corporation
3.50%, 08/15/29	140,000	107,401
4.30%, 08/15/39	20,000	13,863
4.40%, 08/15/49	22,000	15,482
Phillips 66
3.70%, 04/06/23	128,000	137,098
3.85%, 04/09/25	128,000	142,250
Pioneer Natural Resources Company
1.90%, 08/15/30	119,000	111,811
Rattler Midstream LP
5.63%, 07/15/25 (a)	15,000	15,112
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	250,000	271,302
4.50%, 05/15/30 (a) (c)	80,000	90,094
Targa Resource Corporation
5.50%, 03/01/30 (a)	140,000	139,226
4.88%, 02/01/31 (a)	56,000	54,292
Transocean Pontus Limited
6.13%, 08/01/25 (a)	15,600	13,919
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	49,000	39,231
Transocean Proteus Limited
6.25%, 12/01/24 (a)	113,750	101,537
WPX Energy, Inc.
5.88%, 06/15/28	60,000	62,672
4.50%, 01/15/30	53,000	52,200
		4,254,979
Health Care 6.0%
AbbVie Inc.
2.95%, 11/21/26 (a)	170,000	185,126
4.05%, 11/21/39 (a)	45,000	51,567
Amgen Inc.
2.20%, 02/21/27	133,000	140,497
2.45%, 02/21/30	48,000	50,841
3.15%, 02/21/40	164,000	174,262
Ascension Health
2.53%, 11/15/29	28,000	30,315
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	22,000	22,566
8.50%, 01/31/27 (a)	21,000	23,071
5.75%, 08/15/27 (a)	60,000	63,865
Baxter International Inc.
3.75%, 10/01/25 (a)	50,000	56,675
3.95%, 04/01/30 (a)	15,000	17,951
Bristol-Myers Squibb Company
3.40%, 07/26/29	205,000	237,962
4.13%, 06/15/39	100,000	126,398
Centene Corporation
5.25%, 04/01/25 (a)	100,000	103,925
5.38%, 08/15/26 (a)	59,000	62,180
4.25%, 12/15/27	106,000	110,922
4.63%, 12/15/29	120,000	129,300
3.38%, 02/15/30	72,000	74,700
3.00%, 10/15/30	123,000	125,460
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	50,000	52,761
Cigna Holding Company
3.40%, 03/01/27	114,000	127,923
2.40%, 03/15/30	59,000	61,029
CVS Health Corporation
4.30%, 03/25/28	93,000	108,765
4.78%, 03/25/38	100,000	120,749
5.05%, 03/25/48	100,000	127,182
HCA Inc.
5.38%, 09/01/26	75,000	82,838
Jaguar Holding Company II
4.63%, 06/15/25 (a)	17,000	17,503
5.00%, 06/15/28 (a)	17,000	17,731
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	17,000	17,325
Mylan Inc
5.20%, 04/15/48	23,000	28,463
Mylan N.V.
3.95%, 06/15/26	10,000	11,236
Providence St. Joseph Health
2.53%, 10/01/29	67,000	71,201
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	93,000	90,758
Royalty Pharma PLC
1.75%, 09/02/27 (a)	72,000	72,045
3.30%, 09/02/40 (a)	91,000	89,611
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	140,000	141,781
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	50,000	49,457
Upjohn Inc.
2.30%, 06/22/27 (a)	29,000	29,909
3.85%, 06/22/40 (a)	119,000	128,544
4.00%, 06/22/50 (a)	86,000	91,364
		3,325,758
Consumer Staples 4.6%
Altria Group, Inc.
2.35%, 05/06/25	85,000	89,683
4.80%, 02/14/29	54,000	63,868
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	74,000	82,866
4.90%, 02/01/46	146,000	178,882
Archer-Daniels-Midland Company
3.25%, 03/27/30	70,000	79,955
BAT Capital Corp.
2.26%, 03/25/28	126,000	126,444
4.91%, 04/02/30	151,000	177,510
2.73%, 03/25/31	50,000	49,630
4.39%, 08/15/37	74,000	79,851
Cargill, Incorporated
2.13%, 04/23/30 (a)	35,000	36,636
Energizer Holdings, Inc.
6.38%, 07/15/26 (a)	48,000	51,587
JBS Investments II GmbH
7.00%, 01/15/26 (a)	200,000	213,470
JBS USA Food Company
5.88%, 07/15/24 (a)	8,000	8,161
6.50%, 04/15/29 (a)	84,000	93,264
Kraft Heinz Foods Company
4.25%, 03/01/31 (a)	68,000	74,261
4.63%, 10/01/39 (a)	20,000	21,063
Mars, Incorporated
2.38%, 07/16/40 (a)	60,000	59,602
3.95%, 04/01/49 (a)	143,000	172,747
PepsiCo, Inc.
3.38%, 07/29/49	110,000	126,448
Reynolds American Inc.
5.70%, 08/15/35	46,000	56,929
7.00%, 08/04/41	45,000	58,876
Safeway Inc.
3.50%, 02/15/23 (a)	83,000	84,003
Sysco Corporation
5.65%, 04/01/25 (i)	47,000	55,530

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
5.95%, 04/01/30 (i)	33,000	41,647
Walmart Inc.
2.85%, 07/08/24	174,000	188,746
3.25%, 07/08/29	234,000	272,357
		2,544,016
Communication Services 4.5%
AT&T Inc.
5.25%, 03/01/37	61,000	76,442
4.90%, 08/15/37	16,000	19,305
4.30%, 12/15/42	105,000	118,235
3.10%, 02/01/43	131,000	127,867
Booking Holdings Inc.
4.10%, 04/13/25	124,000	139,665
4.63%, 04/13/30	130,000	155,687
CCO Holdings, LLC
4.75%, 03/01/30 (a)	91,000	96,337
Charter Communications Operating, LLC
4.91%, 07/23/25	140,000	161,482
5.38%, 04/01/38	45,000	54,277
6.83%, 10/23/55	51,000	69,846
Comcast Corporation
2.35%, 01/15/27	200,000	214,728
4.60%, 10/15/38	51,000	64,943
3.75%, 04/01/40	35,000	40,885
3.40%, 07/15/46	50,000	55,156
CSC Holdings, LLC
6.50%, 02/01/29 (a)	64,000	71,357
Hughes Satellite Systems Corporation
5.25%, 08/01/26	71,000	75,268
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	60,000	64,725
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	47,000	50,533
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	50,000	50,482
TEGNA Inc.
5.00%, 09/15/29 (a)	70,000	69,051
The Walt Disney Company
2.65%, 01/13/31	131,000	141,343
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	65,000	71,310
1.50%, 02/15/26 (a)	132,000	132,505
Verizon Communications Inc.
4.33%, 09/21/28	105,000	126,950
3.15%, 03/22/30	87,600	98,856
Vodafone Group Public Limited Company
5.00%, 05/30/38	120,000	149,312
		2,496,547
Consumer Discretionary 3.8%
Adient US LLC
9.00%, 04/15/25 (a)	38,000	42,084
Amazon.com, Inc.
2.50%, 06/03/50	50,000	51,001
Carnival Corporation
11.50%, 04/01/23 (a)	120,000	134,450
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	83,000	85,081
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (a)	10,000	10,262
4.75%, 10/20/28 (a)	16,000	16,599
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	134,000	146,991
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	103,000	108,205
Ford Motor Company
8.50%, 04/21/23	33,000	35,975
9.00%, 04/22/25	67,000	76,761
General Motors Company
6.13%, 10/01/25	51,000	59,226
6.80%, 10/01/27	39,000	47,415
GLP Financing, LLC
5.75%, 06/01/28	15,000	17,051
5.30%, 01/15/29	100,000	111,245
Hanesbrands Inc.
5.38%, 05/15/25 (a)	121,000	128,119
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	33,000	34,277
5.75%, 05/01/28 (a)	33,000	34,774
Hyatt Hotels Corporation
5.38%, 04/23/25 (i)	45,000	48,704
Hyundai Capital America
1.80%, 10/15/25 (a)	66,000	65,563
M.D.C. Holdings, Inc.
6.00%, 01/15/43	11,000	13,352
Macy's, Inc.
8.38%, 06/15/25 (a)	62,000	64,088
Marriott International, Inc.
5.75%, 05/01/25 (i)	115,000	128,074
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	35,026	36,484
Newell Brands Inc.
4.88%, 06/01/25	46,000	49,600
NIKE, Inc.
3.25%, 03/27/40	74,000	84,347
Northwestern University
2.64%, 12/01/50	38,000	39,361
NVR, Inc.
3.00%, 05/15/30	134,000	144,592
Ross Stores, Inc.
4.60%, 04/15/25	169,000	194,314
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	22,000	25,528
The Home Depot, Inc.
3.35%, 04/15/50	74,000	85,241
		2,118,764
Utilities 3.7%
Ameren Illinois Company
4.50%, 03/15/49	90,000	119,731
Commonwealth Edison Company
3.75%, 08/15/47	79,000	93,900
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	57,000	68,934
DPL Inc.
4.13%, 07/01/25 (a)	102,000	106,807
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (a)	61,000	61,235
Edison International
4.95%, 04/15/25	70,000	76,586
Exelon Corporation
5.10%, 06/15/45	75,000	97,248
Nevada Power Company
3.70%, 05/01/29	140,000	164,082
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/25	102,000	110,193
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	80,000	87,228
Pacific Gas And Electric Company
2.10%, 08/01/27	46,000	44,566
2.50%, 02/01/31	180,000	170,512
3.30%, 08/01/40 (j)	86,000	78,812
San Diego Gas & Electric Company
1.70%, 10/01/30	168,000	167,044
Southern California Edison Company
4.13%, 03/01/48	46,000	50,074
3.65%, 02/01/50	62,000	63,977
The AES Corporation
3.30%, 07/15/25 (a)	133,000	141,615
The Narragansett Electric Company
3.40%, 04/09/30 (a)	37,000	42,168
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	71,000	75,624
3.70%, 01/30/27 (a)	220,000	231,096
		2,051,432
Materials 2.9%
Anglo American Capital PLC
5.38%, 04/01/25 (a)	200,000	230,015
4.88%, 05/14/25 (a)	121,000	137,172

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
4.75%, 04/10/27 (a)	180,000	206,361
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	130,000	131,876
CF Industries, Inc.
4.50%, 12/01/26 (a)	314,000	366,014
DuPont de Nemours, Inc.
2.17%, 05/01/23	94,000	94,800
Ecolab Inc.
4.80%, 03/24/30	38,000	48,303
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (a)	3,000	3,071
Freeport-McMoRan Inc.
5.00%, 09/01/27	61,000	63,762
5.40%, 11/14/34	35,000	38,704
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	130,000	129,244
Nutrition & Biosciences, Inc.
1.83%, 10/15/27 (a)	82,000	82,343
Teck Resources Limited
3.90%, 07/15/30 (a)	105,000	109,854
		1,641,519
Industrials 2.4%
Aircastle Limited
5.25%, 08/11/25 (a)	108,000	105,829
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	128,000	135,360
General Dynamics Corporation
4.25%, 04/01/40	100,000	125,605
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b)	419,000	331,010
3.45%, 05/01/27	31,000	32,762
3.63%, 05/01/30	73,000	75,685
Hillenbrand, Inc.
5.00%, 09/15/26 (i)	20,000	21,640
Howmet Aerospace Inc.
6.88%, 05/01/25	36,000	39,774
Lennox International Inc.
1.35%, 08/01/25	12,000	12,070
Lockheed Martin Corporation
2.80%, 06/15/50	32,000	33,380
Moog Inc.
4.25%, 12/15/27 (a)	44,000	44,991
Northrop Grumman Corporation
4.40%, 05/01/30	46,000	56,708
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	190,000	190,686
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	55,000	53,008
Roper Technologies, Inc.
1.00%, 09/15/25	47,000	47,114
United Rentals (North America), Inc.
3.88%, 11/15/27	55,000	56,586
		1,362,208
Information Technology 1.2%
Broadcom Inc.
4.25%, 04/15/26	130,000	146,443
3.88%, 01/15/27	57,000	63,092
Dell International L.L.C.
5.85%, 07/15/25 (a)	6,000	6,998
4.90%, 10/01/26 (a) (i)	50,000	56,383
Equifax Inc.
2.60%, 12/01/24 - 12/15/25	106,000	113,198
Hewlett Packard Enterprise Company
4.45%, 10/02/23	130,000	142,883
Microsoft Corporation
3.95%, 08/08/56	72,000	94,215
2.68%, 06/01/60	15,000	15,679
		638,891
Real Estate 0.6%
Boston Properties Limited Partnership
2.90%, 03/15/30	130,000	135,609
Highwoods Realty Limited Partnership
2.60%, 02/01/31	36,000	35,740
Simon Property Group, L.P.
2.45%, 09/13/29	99,000	97,981
VICI Properties Inc.
4.25%, 12/01/26 (a)	55,000	55,277
		324,607
Total Corporate Bonds And Notes (cost $27,999,361)		29,684,545
GOVERNMENT AND AGENCY OBLIGATIONS 36.8%
Mortgage-Backed Securities 26.7%
Federal Home Loan Mortgage Corporation
2.00%, 02/01/35 - 06/01/35	239,669	249,375
4.00%, 10/01/45 - 06/01/48	200,292	215,007
3.50%, 01/01/46 - 08/01/49	1,736,643	1,843,312
3.00%, 07/01/32 - 12/01/49	596,349	627,204
4.50%, 11/01/48	36,061	38,994
2.50%, 05/01/50 - 07/01/50	296,798	311,545
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 03/01/50	2,597,799	2,733,122
2.50%, 01/01/33 - 05/01/50	1,292,554	1,353,745
2.00%, 03/01/35 - 07/01/35	180,449	187,657
4.00%, 01/01/47 - 09/01/49	1,324,408	1,419,330
4.50%, 05/01/47 - 12/01/48	775,849	843,428
TBA, 2.50%, 10/15/32 - 11/15/47 (k)	325,000	340,021
3.50%, 10/01/46 - 01/01/48	509,971	544,396
3.00%, 10/15/47 - 11/01/49 (k)	568,776	595,599
TBA, 2.00%, 04/01/50 (k)	340,000	350,898
Government National Mortgage Association
TBA, 2.00%, 01/25/39 (k)	240,000	249,380
TBA, 2.50%, 10/15/44 (k)	295,000	309,771
3.00%, 10/20/46 - 12/20/46	72,995	76,784
3.50%, 05/20/47 - 01/20/50	1,107,546	1,181,001
4.00%, 07/20/47	399,931	430,677
TBA, 3.00%, 10/15/47 (k)	340,000	356,012
4.50%, 12/20/48 - 02/20/49	202,747	218,566
3.00%, 04/20/50	375,827	394,043
		14,869,867
U.S. Treasury Note 4.7%
Treasury, United States Department of
1.50%, 10/31/24 - 08/15/26	943,000	1,000,025
2.25%, 11/15/25	1,080,000	1,186,987
2.88%, 08/15/28	375,000	442,734
		2,629,746
U.S. Treasury Bond 4.3%
Treasury, United States Department of
3.75%, 08/15/41	461,000	676,589
3.13%, 11/15/41	292,000	394,474
2.50%, 02/15/45 - 02/15/46	772,000	951,805
3.00%, 02/15/48	277,000	376,330
		2,399,198
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (l)	229,000	225,031
Sovereign 0.4%
Abu Dhabi, Government of
3.13%, 04/16/30 (a)	200,000	223,584
Municipal 0.3%
Dormitory Authority State of New York
3.19%, 02/15/43	100,000	108,867
The Port Authority of New York and New Jersey
1.09%, 07/01/23	75,000	76,075
		184,942
Total Government And Agency Obligations (cost $19,295,993)		20,532,368
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.4%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	27,000	27,676
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	94,000	98,227
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	166,400	156,416
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	265,000	270,827
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	162,503	163,768

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
Ascentium Equipment Receivables Trust
Series 2017-A3-2A, 2.31%, 12/10/21	56,617	56,985
Capital One Prime Auto Receivables Trust
Series 2019-A2-2, 2.06%, 06/15/21	313,070	314,740
Series 2020-A2-1, 1.64%, 06/15/23	209,690	210,028
Carmax Auto Owner Trust 2019-2
Series 2019-A3-2, 2.68%, 12/15/22	300,000	308,231
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	13,608	13,640
Series 2019-A2-2, 2.11%, 03/14/23	86,496	87,599
Citigroup Commercial Mortgage Trust
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	275,000	310,634
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	49,000	53,501
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (d)	30,161	30,429
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	60,191	60,720
Series 2019-A2-MT3, 2.13%, 01/20/22	130,355	131,027
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	28,831	29,313
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	28,244	28,426
Series 2018-A-3A, 3.35%, 08/15/22	4,824	4,832
GM Financial Automobile Leasing Trust 2020-3
Series 2020-A2A-3, 0.35%, 02/20/22	179,000	179,016
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	16,689	16,700
Series 2019-A2-1, 2.97%, 06/15/21	26,880	26,898
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	124,520	125,234
Series 2019-A3-1A, 2.21%, 09/20/29	100,000	101,567
Hudson Yards Mortgage Trust
Series 2019-A-30HY, 3.23%, 07/12/29	150,000	168,264
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (d)	34,654	34,979
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	219,218	220,285
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	201,074	208,607
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20	60,100	60,160
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41	25,769	26,302
Sequoia Mortgage Trust
Series 2019-A4-1, REMIC, 4.00%, 02/25/26	2,163	2,158
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	161,045	162,997
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	49,160	47,194
Series 2012-A-2, 4.00%, 10/29/24	43,843	41,432
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	149,000	149,126
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20	24,120	24,158
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (d)	57,000	58,956
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42	105,717	108,215
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,055,844)		4,119,267
SENIOR FLOATING RATE INSTRUMENTS 1.4%
Communication Services 0.5%
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/15/27 (d)	99,250	95,192
CSC Holdings, LLC
2017 Term Loan B1, 2.40%, (1M USD LIBOR + 2.25%), 07/15/25 (d)	43,647	42,150
Diamond Sports Group, LLC
Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 08/24/26 (d)	33,660	25,974
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.91%, (1M USD LIBOR + 2.75%), 07/15/26 (d)	75,458	73,697
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (d)	67,500	67,397
		304,410
Consumer Discretionary 0.3%
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.65%, (1M USD LIBOR + 4.50%), 06/19/25 (d)	54,667	52,829
2020 Term Loan B1, 4.77%, (3M USD LIBOR + 4.50%), 06/19/25 (d)	27,333	26,415
PCI Gaming Authority
Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 05/15/26 (d)	119,036	115,415
		194,659
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 04/27/26 (d)	94,353	91,664
Financials 0.1%
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M USD LIBOR + 3.25%), 04/25/26 (d)	58,182	57,091
Industrials 0.1%
Genesee & Wyoming Inc.
Term Loan, 2.22%, (3M USD LIBOR + 2.00%), 10/29/26 (d)	50,745	49,865
Materials 0.1%
BWAY Holding Company
2017 Term Loan B, 3.52%, (3M USD LIBOR + 3.25%), 04/03/24 (d)	48,496	45,435
Energy 0.1%
Traverse Midstream Partners LLC
2017 Term Loan, 5.00%, (1M USD LIBOR + 4.00%), 09/22/24 (d)	32,340	29,632
Utilities 0.0%
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 12/11/25 (d)	10,246	10,083
Total Senior Floating Rate Instruments (cost $809,973)		782,839
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03% (m)	2,531,403	2,531,403
Securities Lending Collateral 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (m)	79,772	79,772
Total Short Term Investments (cost $2,611,175)		2,611,175
Total Investments 103.6% (cost $54,772,346)		57,730,194
Other Derivative Instruments (0.0)%		(9,120)
Other Assets and Liabilities, Net (3.6)%		(1,984,352)
Total Net Assets 100.0%		55,736,722

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $9,760,704 and 17.5% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Convertible security.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) All or a portion of the security was on loan as of September 30, 2020.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2020, the total payable for investments purchased on a delayed delivery basis was $2,203,500.

(l) The security is a direct debt of the agency and not collateralized by mortgages.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

PPM Core Plus Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 6.83%, 03/14/25	10/01/19	139,295	108,929	0.2

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	1	December 2020	139,548	(250)	(17)
United States 2 Year Note	16	January 2021	3,533,200	(125)	2,175
United States 5 Year Note	54	January 2021	6,797,129	(5,376)	8,559
United States Long Bond	10	December 2020	1,761,129	(9,375)	1,684
United States Ultra Bond	2	December 2020	442,742	(4,000)	883
				(19,126)	13,284
Short Contracts
United States 10 Year Ultra Bond	(22)	December 2020	(3,503,360)	10,313	(14,922)

PPM Core Plus Fixed Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.34 (Q)	1.00	06/20/25	500,000	(3,541)	(307)	(13,489)

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
PPM Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 89.5%
Information Technology 13.2%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6M USD LIBOR + 3.50%), 04/26/24 (a)	116,672	108,826
USD 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (a)	45,548	42,486
USD 2nd Lien Term Loan , 8.25%, (6M USD LIBOR + 7.25%), 04/27/25 (a)	40,000	37,460
AppLovin Corporation
2018 Term Loan B, 3.66%, (1M USD LIBOR + 3.50%), 07/13/26 (a)	297,081	292,550
Avast Software B.V.
2018 USD Term Loan B, 3.25%, (3M USD LIBOR + 2.25%), 09/30/23 (a)	13,297	13,189
Banff Merger Sub Inc.
2018 USD Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 06/30/25 (a)	124,601	120,664
Blackhawk Network Holdings, Inc.
2018 1st Lien Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/31/25 (a)	112,412	105,703
Brave Parent Holdings, Inc.
1st Lien Term Loan, 4.16%, (1M USD LIBOR + 4.00%), 04/17/25 (a)	68,745	67,714
Cabot Microelectronics Corporation
2019 Term Loan B1, 2.19%, (1M USD LIBOR + 2.00%), 11/14/25 (a)	138,999	135,872
Cardtronics USA, Inc.
Term Loan B, 5.00%, (1M USD LIBOR + 4.00%), 06/25/27 (a) (b)	78,553	78,160
Castle US Holding Corporation
USD Term Loan B, 3.97%, (3M USD LIBOR + 3.75%), 02/28/27 (a)	32,763	31,423
CommScope, Inc.
2019 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 02/07/26 (a)	250,548	243,703
Cornerstone OnDemand, Inc.
Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 04/22/27 (a)	125,000	124,661
DCert Buyer, Inc.
2019 Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 07/31/26 (a)	130,345	128,512
Dell International LLC
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 09/11/25 (a)	397,428	395,334
Dynatrace LLC
2018 1st Lien Term Loan, 2.40%, (1M USD LIBOR + 2.25%), 08/08/25 (a)	42,909	42,118
Entegris, Inc.
2018 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 11/05/25 (a)	16,313	16,247
Eta Australia Holdings III Pty Ltd
Term Loan, 4.16%, (1M USD LIBOR + 4.00%), 03/08/26 (a)	59,250	57,250
EVO Payments International LLC
2018 1st Lien Term Loan, 3.41%, (1M USD LIBOR + 3.25%), 12/22/23 (a)	84,900	83,733
Global Tel*Link Corporation
2018 1st Lien Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 11/29/25 (a)	146,803	126,961
GlobalLogic Holdings Inc.
2018 Add On 1st Lien Term Loan, 2.91%, (3M USD LIBOR + 2.75%), 07/27/25 (a)	106,056	103,006
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 1.91%, (1M USD LIBOR + 1.75%), 02/15/24 (a)	164,246	160,807
IRI Holdings, Inc.
2018 1st Lien Term Loan, 4.40%, (1M USD LIBOR + 4.25%), 11/06/25 (a)	107,357	105,948
LogMeIn, Inc.
Term Loan B, 4.91%, (3M USD LIBOR + 4.75%), 08/31/27 (a)	150,000	144,704
MA FinanceCo., LLC
USD Term Loan B3, 2.66%, (1M USD LIBOR + 2.50%), 04/19/24 (a)	30,907	29,285
McAfee, LLC
2018 USD Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 09/30/24 (a)	193,566	191,927
MH Sub I, LLC
2017 1st Lien Term Loan, 4.57%, (1M USD LIBOR + 3.50%), 08/09/24 (a)	150,085	145,770
MKS Instruments, Inc.
2019 Term Loan B6, 1.91%, (3M USD LIBOR + 1.75%), 02/01/26 (a)	125,893	123,785
MLN US HoldCo LLC
2018 1st Lien Term Loan, 4.66%, (3M USD LIBOR + 4.50%), 07/13/25 (a)	128,285	109,239
NCR Corporation
2019 Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 04/12/25 (a)	182,737	177,863
NeuStar, Inc.
2018 Term Loan B4, 4.57%, (1M USD LIBOR + 3.50%), 08/08/24 (a)	175,219	164,195
ON Semiconductor Corporation
2019 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 09/13/26 (a)	222,750	218,992
Presidio, Inc.
2020 Term Loan B, 3.77%, (3M USD LIBOR + 3.50%), 12/19/26 (a)	114,120	112,481
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 11/03/23 (a)	84,845	83,138
Radiate Holdco, LLC
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 12/09/23 (a)	200,790	197,214
Refinitiv US Holdings Inc.
2018 USD Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 09/12/25 (a)	256,569	253,775
Rocket Software, Inc.
2018 Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 11/20/25 (a)	78,701	77,019
Science Applications International Corporation
2020 Incremental Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/05/27 (a)	57,960	57,181
Seattle Spinco, Inc.
USD Term Loan B3, 2.66%, (1M USD LIBOR + 2.50%), 04/19/24 (a)	208,725	197,767
Severin Acquisition, LLC
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/15/25 (a)	197,057	190,899
Sirius Computer Solutions, Inc.
2020 Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 07/01/26 (a)	128,380	125,277
Solera, LLC
USD Term Loan B, 2.94%, (3M USD LIBOR + 2.75%), 03/03/23 (a)	166,087	162,443
Sophia, L.P.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 09/30/22 (a)	184,184	183,225
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 02/27/25 (a)	85,095	82,258
SS&C Technologies Inc.
2018 Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 02/27/25 (a)	121,438	117,390
SurveyMonkey Inc.
2018 Term Loan B, 3.86%, (3M USD LIBOR + 3.75%), 10/10/25 (a)	72,594	71,959
Tech Data Corporation
ABL Term Loan, 3.64%, (1M USD LIBOR + 3.50%), 06/30/25 (a)	274,500	274,980
ABL FILO Term Loan, 5.64%, (1M USD LIBOR + 5.50%), 06/30/25 (a)	67,350	65,582
TriTech Software Systems
2018 1st Lien Term Loan, 3.91%, (3M USD LIBOR + 3.75%), 08/16/25 (a)	88,650	79,287
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 4.00%), 08/09/25 (a)	136,701	122,148
Western Digital Corporation
2018 Term Loan B4, 1.91%, (1M USD LIBOR + 1.75%), 04/29/23 (a)	213,187	211,132

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
WEX Inc.
Term Loan B3, 2.41%, (1M USD LIBOR + 2.25%), 05/17/26 (a)	295,989	285,366
Xperi Corporation
2020 Term Loan B, 4.16%, (1M USD LIBOR + 4.00%), 06/01/25 (a)	85,912	83,586
		6,962,194
Industrials 12.6%
Advanced Disposal Services Inc.
Term Loan B3, 3.00%, (3M USD LIBOR + 2.25%), 11/10/23 (a)	289,611	288,887
AI Mistral Holdco Limited
2017 Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 01/26/24 (a)	72,774	54,944
Allegiant Travel Company
2020 Term Loan, 3.25%, (3M USD LIBOR + 3.00%), 02/05/24 (a)	58,802	54,097
Altra Industrial Motion Corp.
2018 Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 09/26/25 (a)	290,706	281,804
APi Group DE, Inc.
Term Loan B, 2.65%, (1M USD LIBOR + 2.50%), 09/25/26 (a)	99,461	97,306
Autokiniton US Holdings, Inc.
2018 Term Loan B, 6.53%, (1M USD LIBOR + 6.38%), 05/18/25 (a) (b)	97,750	93,351
Beacon Roofing Supply, Inc.
2017 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 01/02/25 (a)	108,836	105,259
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 5.25%, (3M USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	56,296	52,275
Term Loan, 5.25%, (3M USD LIBOR + 4.25%), 06/16/24 (a)	15,368	14,271
BrightView Landscapes, LLC
2018 1st Lien Term Loan B, 2.69%, (1M USD LIBOR + 2.50%), 08/09/25 - 08/15/25 (a)	124,142	122,746
Brookfield WEC Holdings Inc.
2020 Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 08/01/25 (a)	221,062	215,220
Builders FirstSource, Inc.
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 02/29/24 (a)	11,290	11,080
Camelot U.S. Acquisition 1 Co.
Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 10/31/26 (a)	135,183	132,436
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 01/31/25 (a)	131,281	125,784
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (a)	13,677	12,026
2020 Term Loan B1, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (a)	25,440	22,369
Electrical Components International, Inc.
2018 1st Lien Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 06/22/25 (a)	80,791	71,298
Element Materials Technology Group US Holdings Inc.
2017 USD Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 06/28/24 - 06/29/24 (a)	58,444	55,522
Encapsys, LLC
2020 Term Loan B2, 4.25%, (1M USD LIBOR + 3.25%), 11/07/24 (a)	107,190	105,046
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 07/25/24 (a)	43,316	42,179
EWT Holdings III Corp.
2020 Term Loan, 2.91%, (1M USD LIBOR + 2.75%), 12/20/24 (a)	109,409	107,528
Filtration Group Corporation
2018 1st Lien Term Loan, 3.15%, (3M USD LIBOR + 3.00%), 03/27/25 (a)	164,407	160,939
Gardner Denver, Inc.
2020 USD Term Loan B2, 1.91%, (1M USD LIBOR + 1.75%), 03/01/27 (a)	177,393	171,234
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 04/01/24 (a)	294,192	289,412
Genesee & Wyoming Inc.
Term Loan, 2.22%, (3M USD LIBOR + 2.00%), 10/29/26 (a)	188,055	184,794
GFL Environmental Inc.
2018 USD Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 05/11/25 (a)	27,858	27,705
2018 USD Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 05/11/25 (a)	155,688	154,831
Graham Packaging Company Inc.
Term Loan, 4.50%, (1M USD LIBOR + 3.75%), 07/28/27 (a)	89,000	88,370
Hamilton Holdco, LLC
2018 Term Loan B, 2.31%, (3M USD LIBOR + 2.00%), 06/01/25 (a)	325,281	317,149
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 3.25%, (1M USD LIBOR + 2.50%), 08/16/23 (a)	102,605	101,017
Hillman Group Inc. (The)
2018 Term Loan B, 5.07%, (1M USD LIBOR + 4.00%), 05/16/25 (a)	196,490	191,768
IBC Capital Limited
2018 1st Lien Term Loan, 3.98%, (3M USD LIBOR + 3.75%), 09/11/23 (a)	140,620	131,744
MX Holdings US, Inc.
2018 USD Term Loan B1C, 3.50%, (1M USD LIBOR + 2.75%), 06/18/25 (a)	73,498	72,166
Navistar International Corporation
2017 1st Lien Term Loan B, 3.66%, (1M USD LIBOR + 3.50%), 11/01/24 (a)	227,591	225,315
Pelican Products, Inc.
2018 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 04/18/25 (a)	98,000	93,284
PODS, LLC
2018 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 11/21/24 (a)	125,491	122,721
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 12/31/22 (a)	108,460	107,356
2019 Term Loan B1, 4.25%, (1Y USD LIBOR+ 3.25%), 12/31/22 (a)	108,461	107,356
2019 Term Loan B1, 4.25%, (1M USD LIBOR + 3.25%), 12/31/22 (a)	117,018	115,827
Rexnord LLC
2019 Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 08/21/24 (a)	120,690	119,763
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 02/05/23 (a)	26,374	26,021
USD 2017 Term Loan, 2.91%, (3M USD LIBOR + 2.75%), 02/05/23 (a)	160,244	158,101
Sabre Industries, Inc.
2019 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 04/09/26 (a)	105,364	104,178
Spectrum Holdings III Corp.
1st Lien Term Loan, 3.56%, (3M USD LIBOR + 3.25%), 01/26/25 (a)	88,725	80,163
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1M USD LIBOR + 3.25%), 11/02/26 (a)	168,414	163,099
Titan Acquisition Limited
2018 Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 03/16/25 (a) (c)	100,000	94,219
TransDigm, Inc.
2020 Term Loan G, 2.41%, (1M USD LIBOR + 2.25%), 08/22/24 (a)	195,018	184,270
2020 Term Loan E, 2.40%, (1M USD LIBOR + 2.25%), 05/30/25 (a)	117,309	110,696
USI, Inc.
2017 Repriced Term Loan, 3.31%, (3M USD LIBOR + 3.00%), 05/16/24 (a)	196,225	189,520
USIC Holdings, Inc.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 12/09/23 (a)	52,315	51,443

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 4.00%, (1M USD LIBOR + 3.00%), 02/28/24 (a)	55,115	53,875
Ventia Deco LLC
2016 Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 05/21/22 (a)	158,823	156,837
Verra Mobility Corporation
2020 Term Loan B, 3.56%, (1M USD LIBOR + 3.25%), 02/28/25 (a)	194,702	190,321
Vertiv Group Corporation
Term Loan B, 3.16%, (3M USD LIBOR + 3.00%), 02/11/27 (a)	166,250	163,424
XPO Logistics, Inc.
2019 Term Loan B1, 2.65%, (1M USD LIBOR + 2.50%), 02/24/25 (a)	95,000	93,826
		6,668,172
Consumer Discretionary 12.5%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 11/14/26 (a)	192,485	184,224
24 Hour Fitness Worldwide, Inc.
2020 DIP Roll-up Term Loan, 11.00%, (3M USD LIBOR + 10.00%), 06/17/21 (a)	51,601	43,087
2020 DIP New Money Term Loan, 11.00%, (3M USD LIBOR + 10.00%), 06/21/21 (a)	140,000	116,900
2018 Term Loan B, 0.00%, 05/30/25 (d) (e)	140,422	4,213
Adient US LLC
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 05/03/24 (a)	88,500	87,375
Term Loan B, 4.49%, (3M USD LIBOR + 4.25%), 05/03/24 (a)	30,000	29,619
Allied Universal Holdco LLC
2019 Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 06/18/26 (a)	153,962	152,093
Alterra Mountain Company
Term Loan B1, 2.90%, (1M USD LIBOR + 2.75%), 06/28/24 (a)	126,742	121,936
American Axle and Manufacturing, Inc.
Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 03/10/24 (a)	132,343	125,974
Aramark Services, Inc.
2019 Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 12/04/26 (a)	189,050	180,386
Aristocrat Leisure Limited
2020 Incremental Term Loan B, 4.75%, (3M USD LIBOR + 3.75%), 10/19/24 (a)	155,000	153,983
Bass Pro Group, LLC
Term Loan B, 5.75%, (3M USD LIBOR + 5.00%), 11/15/23 (a)	200,919	198,786
Bombardier Recreational Products, Inc.
2020 Term Loan, 2.16%, (1M USD LIBOR + 2.00%), 05/24/27 (a)	141,210	136,479
Boyd Gaming Corporation
Term Loan B3, 2.35%, (3M USD LIBOR + 2.25%), 09/15/23 (a)	237,023	230,176
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (a)	136,796	127,825
Callaway Golf Company
Term Loan B, 4.65%, (3M USD LIBOR + 4.50%), 12/31/25 (a)	119,559	119,659
CityCenter Holdings, LLC
2017 Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 04/14/24 (a)	230,439	220,703
Coinamatic Canada Inc.
Canadian 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 05/13/22 (a)	3,932	3,849
Core & Main LP
2017 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 07/19/24 - 08/01/24 (a)	92,666	90,609
2017 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 07/19/24 (a)	60,362	59,023
Creative Artists Agency, LLC
2019 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/19/26 (a)	59,550	57,079
Dana Incorporated
Term Loan B, 2.41%, (1M USD LIBOR + 2.25%), 02/27/26 (a)	100,786	98,140
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M USD LIBOR + 2.50%), 02/01/24 (a)	165,000	159,707
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (a) (c)	15,000	15,099
DexKo Global Inc.
2018 USD Term Loan, 4.50%, (1M USD LIBOR + 3.50%), 07/24/24 (a)	30	29
Fitness International, LLC
2018 Term Loan B, 4.32%, (3M USD LIBOR + 3.25%), 04/13/25 (a)	88,438	54,168
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.16%, (1M USD LIBOR + 2.00%), 11/30/23 (a)	186,607	181,242
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.25%, (3M USD LIBOR + 2.50%), 09/07/23 - 10/04/23 (a)	136,191	121,065
Hoya Midco, LLC
2017 1st Lien Term Loan, 4.57%, (6M USD LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	48,290	41,288
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 5.07%, (3M USD LIBOR + 4.00%), 04/25/24 (a)	66,937	63,243
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 4.16%, (1M USD LIBOR + 4.00%), 05/21/25 (a) (b)	98,000	94,080
International Textile Group, Inc.
1st Lien Term Loan, 5.30%, (3M USD LIBOR + 5.00%), 04/19/24 (a)	625	506
1st Lien Term Loan, 5.37%, (3M USD LIBOR + 5.00%), 04/19/24 (a)	94,375	76,444
IRB Holding Corp
2020 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 02/05/25 (a)	120,600	114,955
2020 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 02/05/25 (a)	310	296
Janus International Group, LLC
2018 1st Lien Term Loan, 4.82%, (1M USD LIBOR + 3.75%), 02/07/25 (a)	90,811	88,314
Jo-Ann Stores, Inc.
2016 Term Loan, 6.00%, (3M USD LIBOR + 5.00%), 09/29/23 (a)	48,002	40,847
Kestrel Bidco Inc.
Term Loan B, 4.00%, (6M USD LIBOR + 3.00%), 07/31/26 (a)	47,640	41,175
Lifetime Brands, Inc.
Term Loan B, 3.66%, (1M USD LIBOR + 3.50%), 03/13/25 (a) (b)	62,167	59,990
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 08/29/25 (a)	91,610	87,373
Michaels Stores, Inc.
2018 Term Loan B, 3.50%, (1M USD LIBOR + 2.50%), 01/01/23 (a)	55,963	55,627
2018 Term Loan B, 3.56%, (1M USD LIBOR + 2.50%), 01/01/23 (a)	33,023	32,826
2018 Term Loan B, 3.57%, (3M USD LIBOR + 2.50%), 01/01/23 (a)	32,459	32,264
Milano Acquisition Corp
Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 08/17/27 (a) (c)	150,000	148,125
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3M USD LIBOR + 5.25%), 12/31/23 (a)	107,600	109,274
Mohegan Tribal Gaming Authority
2016 Term Loan B, 7.37%, (3M USD LIBOR + 6.38%), 10/30/23 (a)	29,297	26,025
New Constellis Borrower LLC
2020 Priority Term Loan, 11.00%, (3M USD LIBOR + 10.00%), 06/30/21 (a) (b)	8,724	8,550
2020 Term Loan, 8.50%, (1M USD LIBOR + 7.50%), 03/27/24 (a)	19,194	17,594
2020 2nd Lien PIK Term Loan, 12.00%, (1M USD LIBOR + 11.00%), 03/27/25 (a)	9,962	5,479

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
Panther BF Aggregator 2 LP
USD Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 03/13/26 (a)	123,573	120,213
PCI Gaming Authority
Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 05/15/26 (a)	83,836	81,286
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 08/15/25 (a)	320,760	311,252
Playa Resorts Holding B.V.
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 04/07/24 (a)	125,730	109,880
ProQuest LLC
2019 Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 10/16/26 (a)	103,915	102,538
Rodan & Fields, LLC
2018 Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 06/07/25 (a)	48,875	33,194
Scientific Games International, Inc.
2018 Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 08/14/24 (a)	32,204	30,227
2018 Term Loan B5, 3.61%, (6M USD LIBOR + 2.75%), 08/14/24 (a)	131,643	123,562
Serta Simmons Bedding, LLC
1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 10/21/23 (a)	122,276	42,821
SIWF Holdings Inc.
1st Lien Term Loan, 4.47%, (3M USD LIBOR + 4.25%), 05/25/25 (a)	112,737	108,134
Spin Holdco Inc.
2017 Term Loan B, 4.25%, (3M USD LIBOR + 3.25%), 11/14/22 (a)	97,481	95,340
SRAM, LLC
2018 Term Loan B, 3.75%, (6M USD LIBOR + 2.75%), 03/15/24 (a)	91,534	91,076
2018 Term Loan B, 3.75%, (6M USD LIBOR + 1.75%), 03/15/24 (a)	8,130	8,090
Staples, Inc.
7 Year Term Loan, 5.25%, (3M USD LIBOR + 5.00%), 04/05/26 (a)	60,006	55,674
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 3.81%, (3M USD LIBOR + 3.50%), 06/29/25 (a)	146,856	146,356
Station Casinos LLC
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 01/30/27 (a)	93,565	89,261
Tamko Building Products, LLC
Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 05/15/26 (a)	49,749	48,878
Tenneco, Inc.
2018 Term Loan B, 3.15%, (3M USD LIBOR + 3.00%), 10/01/25 (a)	106,082	95,408
TI Group Automotive Systems, L.L.C.
2015 USD Term Loan, 3.25%, (3M USD LIBOR + 2.50%), 06/25/22 (a)	159,212	158,615
Trader Corporation
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 09/28/23 (a)	85,000	82,450
TruGreen Limited Partnership
2019 Term Loan, 3.91%, (1M USD LIBOR + 3.75%), 03/19/26 (a)	59,250	58,604
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 3.25%), 05/15/22 (a)	25,374	24,839
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 08/19/23 (a)	156,276	153,663
WMG Acquisition Corp.
2018 Term Loan F, 2.28%, (1M USD LIBOR + 2.13%), 11/01/23 (a)	197,892	194,182
		6,583,246
Communication Services 11.8%
Alchemy Copyrights, LLC
Term Loan B, 4.00%, (1M USD LIBOR + 3.25%), 08/05/27 (a)	37,500	37,406
Altice Financing SA
2017 USD Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 07/31/25 (a)	102,873	98,043
Altice France S.A.
2018 Term Loan B13, 4.15%, (1M USD LIBOR + 4.00%), 07/13/26 (a)	275,848	267,424
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 4.08%, (3M USD LIBOR + 3.00%), 04/22/26 (a)	71,234	45,479
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/15/27 (a)	215,894	207,066
Charter Communications Operating, LLC
2019 Term Loan B1, 1.91%, (1M USD LIBOR + 1.75%), 04/30/25 (a)	307,955	302,144
Cincinnati Bell, Inc.
2017 Term Loan, 4.25%, (1M USD LIBOR + 3.25%), 10/02/24 (a)	98,000	97,939
Cogeco Communications (USA) II L.P.
Term Loan B, 2.16%, (1M USD LIBOR + 2.00%), 08/11/24 (a)	319,057	309,983
Connect Finco Sarl
Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 09/23/26 (a)	69,825	67,600
Consolidated Communications, Inc.
2016 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 09/29/23 (a)	170,953	168,859
CSC Holdings, LLC
2017 Term Loan B1, 2.40%, (1M USD LIBOR + 2.25%), 07/15/25 (a)	148,087	143,009
2019 Term Loan B5, 2.65%, (1M USD LIBOR + 2.50%), 04/15/27 (a)	246,262	238,311
Diamond Sports Group, LLC
Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 08/24/26 (a)	54,450	42,017
Entercom Media Corp.
2019 Term Loan, 2.64%, (1M USD LIBOR + 2.50%), 11/18/24 (a)	121,779	114,320
2019 Term Loan, 4.75%, (PRIME + 2.50%), 11/18/24 (a)	221	208
GoodRx, Inc.
1st Lien Term Loan, 2.90%, (1M USD LIBOR + 2.75%), 10/10/25 (a)	122,288	119,841
Gray Television, Inc.
2018 Term Loan C, 2.66%, (1M USD LIBOR + 2.50%), 10/30/25 (a)	277,460	272,227
Hargray Communications Group, Inc.
2017 Term Loan B, 4.00%, (1M USD LIBOR + 3.00%), 03/23/24 (a)	108,321	107,531
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/01/26 (a)	119,349	112,990
Intelsat Jackson Holdings S.A.
2020 DIP Term Loan, 3.60%, (3M USD LIBOR + 5.50%), 07/28/21 (a)	7,894	8,019
2017 Term Loan B3, 8.00%, (PRIME + 4.75%), 11/27/23 (a)	105,000	105,364
Iridium Satellite LLC
Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 10/08/27 (a)	191,040	190,427
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 03/01/27 (a)	229,383	221,999
Maxar Technologies Ltd.
Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 07/07/24 (a)	104,716	100,440
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 4.00%, (3M USD LIBOR + 3.00%), 10/27/24 (a)	202,169	198,530
NASCAR Holdings Inc.
Term Loan B, 2.89%, (1M USD LIBOR + 2.75%), 07/26/26 (a)	7,058	6,876
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.91%, (1M USD LIBOR + 2.75%), 07/15/26 (a)	184,191	179,894
PUG LLC
USD Term Loan, 3.65%, (3M USD LIBOR + 3.50%), 01/31/27 (a)	129,350	113,612

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
SBA Senior Finance II LLC
2018 Term Loan B, 1.91%, (3M USD LIBOR + 1.75%), 03/26/25 (a)	336,380	327,244
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 06/20/24 (a)	99,024	81,540
Sinclair Television Group Inc.
Term Loan B2, 2.41%, (3M USD LIBOR + 2.25%), 01/06/24 (a)	296,863	288,575
Telenet Financing USD LLC
2020 USD Term Loan AR, 2.15%, (1M USD LIBOR + 2.00%), 04/21/29 (a)	250,000	240,978
Telesat Canada
Term Loan B5, 2.90%, (1M USD LIBOR + 2.75%), 11/22/26 (a)	232,435	224,106
Terrier Media Buyer, Inc.
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 10/04/26 (a)	180,772	176,059
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (a)	99,337	99,187
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 03/15/26 (a)	112,381	109,210
UPC Broadband Holding B.V.
Term Loan, 0.00%, (3M USD LIBOR + 3.50%), 01/19/29 - 01/31/29 (a) (c)	72,728	70,472
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 5.07%, (3M USD LIBOR + 4.00%), 12/15/23 (a)	73,396	71,378
Virgin Media Bristol LLC
USD Term Loan N, 2.65%, (1M USD LIBOR + 2.50%), 10/03/27 (a)	260,000	251,984
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (a)	228,251	221,200
Ziggo Financing Partnership
USD Term Loan I, 2.65%, (1M USD LIBOR + 2.50%), 04/17/28 (a)	184,000	176,767
		6,216,258
Health Care 10.8%
Accelerated Health Systems, LLC
Term Loan B, 3.65%, (3M USD LIBOR + 3.50%), 11/02/25 (a)	108,795	105,532
ADMI Corp.
2018 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 04/06/24 (a)	147,163	141,129
Agiliti Health, Inc.
Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 10/10/25 (a)	158	152
Term Loan, 3.19%, (1M USD LIBOR + 3.00%), 10/18/25 (a)	62,055	60,038
Air Methods Corporation
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 04/12/24 (a)	133,663	116,600
Aldevron, L.L.C.
2019 Term Loan B, 5.25%, (1M USD LIBOR + 4.25%), 09/20/26 (a)	129,675	129,621
Alliance Healthcare Services, Inc.
2017 Term Loan B, 5.50%, (1M USD LIBOR + 4.50%), 10/20/23 (a)	119,371	89,528
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 08/15/24 (a)	63,526	61,632
Amneal Pharmaceuticals LLC
2018 Term Loan B, 3.69%, (1M USD LIBOR + 3.50%), 03/26/25 (a)	90,218	84,805
Athenahealth, Inc.
2019 Term Loan B, 4.63%, (1M USD LIBOR + 4.50%), 01/25/26 (a)	351	345
2019 Term Loan B, 4.75%, (3M USD LIBOR + 4.50%), 01/25/26 (a)	137,921	135,508
ATI Holdings Acquisition, Inc.
2016 Term Loan, 4.57%, (3M USD LIBOR + 3.50%), 05/10/23 (a)	159,853	151,162
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 3.90%, (1M USD LIBOR + 3.75%), 07/23/25 (a)	68,753	63,252
Bausch Health Companies Inc.
2018 Term Loan B, 0.00%, (3M USD LIBOR + 3.00%), 05/17/25 (a) (c)	35,605	34,856
2018 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 05/19/25 (a)	198,189	194,019
Catalent Pharma Solutions Inc.
Term Loan B2, 3.25%, (1M USD LIBOR + 2.25%), 05/10/26 (a)	99,495	98,873
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (3M USD LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	263,400	257,514
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.00%, (6M USD LIBOR + 3.00%), 06/07/23 (a)	176,203	172,994
Da Vinci Purchaser Corp.
2019 Term Loan, 5.24%, (3M USD LIBOR + 4.00%), 12/10/26 (a)	112,717	111,215
DaVita, Inc.
2020 Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 07/30/26 (a)	248,300	243,532
Elanco Animal Health Incorporated
Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 02/04/27 (a)	136,725	132,737
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 5.00%, (3M USD LIBOR + 4.25%), 04/12/24 (a)	151,231	143,670
Envision Healthcare Corporation
2018 1st Lien Term Loan, 3.90%, (3M USD LIBOR + 3.75%), 09/27/25 (a)	102,532	73,732
ExamWorks Group, Inc.
2017 Term Loan, 4.32%, (1M USD LIBOR + 3.25%), 07/27/23 (a)	165,702	164,335
Gentiva Health Services, Inc.
2020 Term Loan, 3.44%, (1M USD LIBOR + 3.25%), 07/02/25 (a)	138,964	135,925
Global Medical Response, Inc.
2018 Term Loan B1, 4.25%, (3M USD LIBOR + 3.25%), 04/28/22 (a)	131,497	131,025
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.10%, (3M USD LIBOR + 2.00%), 11/15/27 (a)	215,621	210,906
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M USD LIBOR + 2.50%), 08/18/22 (a)	175,336	174,538
Kindred Healthcare LLC
2018 1st Lien Term Loan, 5.19%, (1M USD LIBOR + 5.00%), 06/21/25 (a)	93,338	91,471
MPH Acquisition Holdings LLC
2016 Term Loan B, 3.75%, (3M USD LIBOR + 2.75%), 06/07/23 (a)	134,916	132,604
National Mentor Holdings, Inc.
2019 Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 03/09/26 (a)	115,854	114,068
2019 Term Loan C, 4.41%, (1M USD LIBOR + 4.25%), 03/09/26 (a)	5,288	5,207
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 06/01/25 (a)	193,254	184,655
Parexel International Corporation
Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 08/06/24 (a)	87,455	83,793
Phoenix Guarantor Inc.
2020 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 03/05/26 (a)	135,853	132,083
Prestige Brands, Inc.
Term Loan B4, 2.16%, (1M USD LIBOR + 2.00%), 01/20/24 (a)	93,821	92,942
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.29%, (1Y USD LIBOR+ 4.25%), 06/28/25 (a)	51,800	49,547
2018 1st Lien Term Loan B, 5.99%, (3M USD LIBOR + 4.25%), 06/28/25 (a)	60,415	57,787
RadNet, Inc.
Reprice Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 06/30/23 (a)	130,209	128,256

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/09/25 (a)	146,513	142,118
Select Medical Corporation
2017 Term Loan B, 2.78%, (6M USD LIBOR + 2.50%), 03/06/25 (a)	164,786	160,048
Sound Inpatient Physicians
2018 1st Lien Term Loan, 2.90%, (3M USD LIBOR + 2.75%), 06/19/25 (a)	134,750	131,887
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.25%, (1M USD LIBOR + 3.25%), 06/18/24 (a)	136,413	128,229
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 01/12/24 (a)	136,068	113,767
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.00%, (6M USD LIBOR + 3.00%), 06/16/24 (a)	101,793	95,940
U.S. Renal Care, Inc.
2019 Term Loan B, 5.15%, (1M USD LIBOR + 5.00%), 06/12/26 (a)	128,700	125,193
Upstream Newco, Inc.
2019 Term Loan, 4.65%, (1M USD LIBOR + 4.50%), 10/21/26 (a)	59,700	55,969
Vizient, Inc.
2020 Term Loan B6, 2.16%, (1M USD LIBOR + 2.00%), 05/06/26 (a)	39,400	38,464
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 5.76%, (3M USD LIBOR + 5.50%), 09/25/25 (a)	37,000	34,295
2018 1st Lien Term Loan, 6.57%, (3M USD LIBOR + 5.50%), 09/25/25 (a)	61,250	56,771
Zelis Healthcare Corporation
Term Loan B, 4.90%, (1M USD LIBOR + 4.75%), 09/26/26 (a)	129,025	127,942
		5,702,211
Financials 10.1%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 01/30/27 (a)	239,672	230,984
Advisor Group, Inc.
2019 Term Loan B, 5.16%, (1M USD LIBOR + 5.00%), 07/31/26 (a)	132,796	128,296
AlixPartners, LLP
2017 Term Loan B, 2.64%, (1M USD LIBOR + 2.50%), 03/28/24 (a)	199,792	194,642
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 05/07/25 (a)	196,343	190,429
AmWINS Group, Inc.
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 01/19/24 (a)	156,696	155,093
Aretec Group, Inc.
2018 Term Loan, 4.41%, (1M USD LIBOR + 4.25%), 08/15/25 (a)	122,027	115,926
AssuredPartners, Inc.
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 02/13/27 (a)	219,512	212,847
Asurion LLC
2017 Term Loan B4, 3.16%, (1M USD LIBOR + 3.00%), 08/04/22 (a)	268,552	265,139
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.50%, (1M USD LIBOR + 1.75%), 01/15/25 (a)	59,627	57,879
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 09/20/24 (a)	57,409	53,085
Belron Finance US LLC
2018 Term Loan B, 2.75%, (3M USD LIBOR + 2.50%), 11/19/25 (a)	93,337	91,937
Blackstone CQP Holdco LP
Term Loan B, 3.73%, (3M USD LIBOR + 3.50%), 05/29/24 (a)	78,604	76,816
Crown Finance US, Inc.
2018 USD Term Loan, 2.52%, (6M USD LIBOR + 2.25%), 02/05/25 (a)	124,916	82,584
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 03/05/27 (a)	62,344	61,889
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 3.14%, (1M USD LIBOR + 3.00%), 06/26/25 (a)	288,866	278,441
First American Payment Systems, L.P.
2020 Term Loan B, 5.30%, (3M USD LIBOR + 5.00%), 02/24/27 (a) (b)	33,862	32,847
First Eagle Holdings, Inc.
2020 Term Loan B, 2.81%, (3M USD LIBOR + 2.50%), 02/02/27 (a)	117,699	114,714
Garrett LX III S.a r.l.
2018 USD Term Loan B, 5.75%, (PRIME + 2.50%), 09/22/25 (a)	177,904	171,487
Hub International Limited
2018 Term Loan B, 3.22%, (3M USD LIBOR + 3.00%), 04/25/25 (a)	363	350
2018 Term Loan B, 3.26%, (3M USD LIBOR + 3.00%), 04/25/25 (a)	141,451	136,527
INEOS Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 4.50%, (1M USD LIBOR + 3.50%), 07/29/26 (a)	111,454	110,526
INEOS US Finance LLC
2017 USD Term Loan B, 2.21%, (3M USD LIBOR + 2.00%), 03/31/24 (a)	314,894	305,359
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 5.00%, (3M USD LIBOR + 4.00%), 11/21/24 (a)	124,600	122,056
iStar, Inc.
2016 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 06/28/23 (a)	247,613	241,423
Jane Street Group, LLC
2020 Term Loan, 3.16%, (1M USD LIBOR + 3.00%), 01/31/25 (a)	298,527	295,730
Lions Gate Capital Holdings LLC
2018 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/20/25 (a)	202,525	194,930
NAB Holdings LLC
2017 Repriced Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 01/15/25 (a)	84,629	81,455
Nielsen Finance LLC
2020 USD Term Loan B5, 4.75%, (1M USD LIBOR + 3.75%), 06/06/25 (a)	124,869	124,619
Nuvei Technologies Corp.
USD Term Loan, 6.00%, (1M USD LIBOR + 5.00%), 09/29/25 (a)	11,136	11,136
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1M USD LIBOR + 3.25%), 07/23/27 (a)	132,377	130,971
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 11/06/25 (a)	206,325	198,718
SolarWinds Holdings, Inc.
2018 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 02/06/24 (a)	195,861	191,899
TKC Holdings, Inc.
2017 1st Lien Term Loan, 4.75%, (6M USD LIBOR + 3.75%), 02/08/23 (a)	94,852	88,821
Trans Union, LLC
2019 Term Loan B5, 1.91%, (1M USD LIBOR + 1.75%), 11/13/26 (a)	214,555	208,889
UFC Holdings, LLC
2019 Term Loan, 4.25%, (6M USD LIBOR + 3.25%), 04/25/26 (a)	126,151	123,786
VFH Parent LLC
2019 Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 03/02/26 (a)	161,543	160,282
Victory Capital Holdings, Inc.
2020 Term Loan B1, 2.80%, (3M USD LIBOR + 2.50%), 07/01/26 (a)	74,398	73,220
		5,315,732
Materials 9.4%
American Builders & Contractors Supply Co., Inc.
2019 Term Loan, 2.16%, (1M USD LIBOR + 2.00%), 01/15/27 (a)	168,549	163,774

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
Asplundh Tree Expert, LLC
Term Loan B, 0.00%, (3M USD LIBOR + 2.50%), 08/19/27 (a) (c)	100,000	99,813
Avantor Funding, Inc.
USD Term Loan B3, 3.25%, (1M USD LIBOR + 2.25%), 09/22/24 (a)	144,012	141,912
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 4.76%, (3M USD LIBOR + 4.50%), 07/25/25 (a)	98,000	93,982
Berry Global, Inc.
Term Loan W, 2.16%, (1M USD LIBOR + 2.00%), 10/01/22 (a)	62,850	62,251
Term Loan Y, 2.16%, (1M USD LIBOR + 2.00%), 07/01/26 (a)	197,687	191,535
BWAY Holding Company
2017 Term Loan B, 3.52%, (3M USD LIBOR + 3.25%), 04/03/24 (a)	114,125	106,922
Charter NEX US, Inc.
Incremental Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 05/16/24 (a)	136,297	132,748
Composite Resins Holding B.V.
2018 Term Loan B, 5.47%, (6M USD LIBOR + 4.25%), 06/27/25 (a) (b)	112,906	111,212
Consolidated Container Company LLC
2017 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 05/10/24 - 05/22/24 (a)	126,742	125,316
Diamond (BC) B.V.
USD Term Loan , 3.16%, (1M USD LIBOR + 3.00%), 07/24/24 (a)	339	316
Element Solutions Inc.
2019 Term Loan B1, 2.16%, (1M USD LIBOR + 2.00%), 01/31/26 (a)	127,982	125,023
Ferro Corporation
2018 USD Term Loan B1, 2.56%, (3M USD LIBOR + 2.25%), 02/14/24 (a)	108,736	106,748
2018 USD Term Loan B2, 2.56%, (3M USD LIBOR + 2.25%), 02/14/24 (a)	47,348	46,508
2018 USD Term Loan B3, 2.56%, (3M USD LIBOR + 2.25%), 02/14/24 (a)	46,222	45,402
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.00%, (3M USD LIBOR + 3.00%), 12/15/23 (a)	206,851	201,938
Gemini HDPE LLC
Term Loan B, 2.76%, (3M USD LIBOR + 2.50%), 08/04/24 (a)	41,966	40,970
GYP Holdings III Corp.
2018 Term Loan B, 2.91%, (1M USD LIBOR + 2.75%), 05/15/25 (a)	168,954	165,702
Hexion Inc.
USD Exit Term Loan, 3.80%, (3M USD LIBOR + 3.50%), 06/27/26 (a)	125,321	123,128
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (3M USD LIBOR + 4.25%), 06/30/22 (a)	195,477	189,451
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 08/15/25 (a)	117,600	109,055
Messer Industries GmbH
2018 USD Term Loan, 2.72%, (3M USD LIBOR + 2.50%), 10/10/25 (a)	316,927	309,796
Momentive Performance Materials Inc.
Term Loan B, 3.41%, (1M USD LIBOR + 3.25%), 04/18/24 (a)	45,039	43,040
Onex TSG Intermediate Corp.
1st Lien Term Loan, 5.00%, (3M USD LIBOR + 4.00%), 07/31/22 (a)	99,685	94,302
Perstorp Holding AB
USD Term Loan B, 5.82%, (6M USD LIBOR + 4.75%), 04/03/26 (a)	93,575	84,802
Plaze, Inc.
2019 Term Loan B, 4.57%, (1M USD LIBOR + 3.50%), 08/01/26 (a)	129,025	125,638
PMHC II, Inc.
2018 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 03/20/25 (a)	33,799	30,504
2018 1st Lien Term Loan, 4.50%, (1Y USD LIBOR+ 3.50%), 03/20/25 (a)	26,368	23,797
2018 1st Lien Term Loan, 4.50%, (1Y USD LIBOR + 3.50%), 03/20/25 (a)	28,326	25,564
Polar US Borrower, LLC
2018 1st Lien Term Loan, 4.91%, (3M USD LIBOR + 4.75%), 08/21/25 (a)	853	818
2018 1st Lien Term Loan, 4.91%, (1M USD LIBOR + 4.75%), 08/21/25 (a)	56,600	54,336
Polymer Additives, Inc.
2018 1st Lien Term Loan, 6.86%, (6M USD LIBOR + 6.00%), 07/25/25 (a)	98,250	77,249
PQ Corporation
2018 Term Loan B, 2.51%, (3M USD LIBOR + 2.25%), 02/08/25 (a)	117,007	113,935
Pro Mach Group, Inc.
2020 Delayed Draw Term Loan, 0.00%, (3M USD LIBOR + 1.75%), 03/07/25 (a) (c)	3,125	3,101
2018 Term Loan B, 2.89%, (3M USD LIBOR + 2.75%), 03/07/25 (a)	47,101	45,090
2020 Delayed Draw Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 03/07/25 (a)	6,308	6,260
2020 Incremental Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 03/07/25 (a)	12,500	12,188
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 11/18/23 (a)	125,196	123,443
2016 1st Lien Term Loan, 5.75%, (PRIME + 2.50%), 11/18/23 (a)	325	321
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 2.66%, (3M USD LIBOR + 2.50%), 11/03/23 (a)	189,013	183,735
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 0.00%, (3M USD LIBOR + 3.25%), 02/03/26 (a) (c)	69,273	67,957
Solenis Holdings LLC
2018 1st Lien Term Loan, 4.15%, (1M USD LIBOR + 4.00%), 12/18/25 (a)	257	251
2018 1st Lien Term Loan, 4.26%, (3M USD LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	100,589	98,074
Starfruit Finco B.V
2018 USD Term Loan B, 3.15%, (1M USD LIBOR + 3.00%), 09/20/25 (a)	233,866	226,099
Tosca Services, LLC
2020 Term Loan B, 5.25%, (1M USD LIBOR + 4.25%), 07/27/27 (a)	45,000	44,944
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 4.75%, (3M USD LIBOR + 3.75%), 11/29/23 (a)	207,845	205,419
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.00%, (3M USD LIBOR + 3.00%), 10/05/24 (a)	118,237	115,133
Tronox Finance LLC
Term Loan B, 3.16%, (1M USD LIBOR + 3.00%), 09/11/24 (a)	56,568	55,598
Term Loan B, 3.31%, (3M USD LIBOR + 3.00%), 09/11/24 (a)	39,915	39,231
Univar Solutions Inc.
2017 USD Term Loan B3, 2.41%, (1M USD LIBOR + 2.25%), 07/01/24 (a)	284,503	280,355
Wilsonart LLC
2017 Term Loan B, 4.25%, (3M USD LIBOR + 3.25%), 12/19/23 (a)	91,719	90,802
		4,965,488
Consumer Staples 5.7%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 3.65%, (1M USD LIBOR + 3.50%), 09/19/25 (a)	118,522	117,263
American Seafoods Group LLC
2017 1st Lien Term Loan, 3.75%, (3M USD LIBOR + 2.75%), 07/27/23 (a)	89,399	87,835
2017 1st Lien Term Loan, 3.75%, (1M USD LIBOR + 2.75%), 07/27/23 (a)	2,838	2,788
BellRing Brands, LLC
2019 Term Loan B, 6.00%, (1M USD LIBOR + 5.00%), 10/10/24 (a)	57,750	57,774
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 2.15%, (1M USD LIBOR + 2.00%), 01/26/24 (a)	149,944	147,149

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
CHG PPC Parent LLC
2018 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 03/16/25 (a)	128,110	122,985
Diamond (BC) B.V.
USD Term Loan, 3.26%, (1M USD LIBOR + 3.00%), 07/24/24 (a)	131,463	122,590
Dole Food Company Inc.
2017 Term Loan B, 3.75%, (1M USD LIBOR + 2.75%), 03/22/24 (a)	152,247	149,806
Froneri International Ltd.
2020 USD Term Loan, 2.40%, (3M USD LIBOR + 2.25%), 01/29/27 (a)	159,600	153,045
Hearthside Food Solutions, LLC
2018 Term Loan B, 3.83%, (3M USD LIBOR + 3.69%), 05/17/25 (a)	109,283	105,891
Hostess Brands, Inc.
2019 Term Loan, 3.00%, (3M USD LIBOR + 2.25%), 08/03/25 (a)	233,801	229,579
2019 Term Loan, 3.00%, (1M USD LIBOR + 2.25%), 08/03/25 (a)	87,071	85,498
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 04/27/26 (a)	322,779	313,580
Portillo's Holdings, LLC
2019 1st Lien Term Loan B3, 6.50%, (3M USD LIBOR + 5.50%), 08/02/24 (a)	99,000	93,803
Reynolds Consumer Products LLC
Term Loan, 1.90%, (1M USD LIBOR + 1.75%), 01/30/27 (a)	241,188	237,872
Shearer's Foods, Inc.
2020 Term Loan B, 0.00%, (3M USD LIBOR + 4.00%), 09/15/27 (a) (c)	25,000	24,797
Sigma Bidco B.V.
2018 USD Term Loan B2, 3.37%, (6M USD LIBOR + 3.00%), 03/07/25 (a)	177,468	172,366
United Natural Foods, Inc.
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 10/22/25 (a)	173,880	169,126
US Foods, Inc.
2016 Term Loan B, 1.91%, (1M USD LIBOR + 1.75%), 06/27/23 (a)	195,007	187,207
2019 Term Loan B, 2.75%, (1M USD LIBOR + 2.00%), 08/14/26 (a)	99,000	94,360
UTZ Quality Foods, LLC
1st Lien Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 11/14/24 (a)	100,536	99,594
Verscend Holding Corp.
2018 Term Loan B, 4.65%, (1M USD LIBOR + 4.50%), 08/08/25 (a)	221,021	218,535
		2,993,443
Utilities 1.6%
Calpine Corporation
Term Loan B5, 2.41%, (1M USD LIBOR + 2.25%), 05/23/22 (a)	155,685	151,294
Term Loan B9, 2.40%, (1M USD LIBOR + 2.25%), 03/22/26 (a)	167,875	163,188
Helix Gen Funding, LLC
Term Loan B, 4.75%, (1M USD LIBOR + 3.75%), 03/02/24 (a)	122,582	121,188
Pacific Gas And Electric Company
2020 Term Loan, 5.50%, (3M USD LIBOR + 4.50%), 06/18/25 (a)	187,261	183,204
Vistra Operations Company LLC
1st Lien Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 12/11/25 (a)	212,407	209,036
		827,910
Energy 1.1%
American Airlines, Inc.
Repriced TL B due 2023, 2.15%, (1M USD LIBOR + 2.00%), 04/28/23 (a)	84,124	68,603
EG America LLC
2018 USD Term Loan, 4.22%, (3M USD LIBOR + 4.00%), 06/30/25 (a)	195,003	190,767
EG Group Limited
2018 USD Term Loan B, 5.07%, (3M USD LIBOR + 4.00%), 02/01/25 (a)	19,747	19,318
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 05/10/26 (a)	88,875	81,898
Natgasoline LLC
Term Loan B, 3.81%, (3M USD LIBOR + 3.50%), 10/31/25 (a)	143,072	135,919
Summit Midstream Partners Holdings, LLC
Term Loan B, 7.00%, (3M USD LIBOR + 6.00%), 05/15/22 (a)	27,690	5,538
Traverse Midstream Partners LLC
2017 Term Loan, 5.00%, (1M USD LIBOR + 4.00%), 09/22/24 (a)	70,599	64,687
		566,730
Real Estate 0.7%
ESH Hospitality, Inc.
2019 Term Loan B, 2.16%, (3M USD LIBOR + 2.00%), 09/18/26 (a)	90,480	87,854
VICI Properties 1 LLC
Replacement Term Loan B, 1.93%, (1M USD LIBOR + 1.75%), 12/13/24 (a)	320,000	308,765
		396,619
Total Senior Floating Rate Instruments (cost $48,824,997)		47,198,003
INVESTMENT COMPANIES 3.5%
Invesco Senior Loan ETF (f)	18,000	391,320
SPDR Blackstone/ GSO Senior Loan ETF (f)	31,800	1,422,096
Total Investment Companies (cost $1,753,762)		1,813,416
CORPORATE BONDS AND NOTES 2.5%
Health Care 0.6%
Bausch Health Companies Inc.
6.13%, 04/15/25 (g)	13,000	13,306
5.50%, 11/01/25 (g)	9,000	9,231
8.50%, 01/31/27 (g)	67,000	73,607
5.75%, 08/15/27 (g)	20,000	21,288
6.25%, 02/15/29 (g)	74,000	76,171
Community Health Systems, Inc.
8.63%, 01/15/24 (g)	30,000	29,846
Tenet Healthcare Corporation
5.13%, 05/01/25	30,000	30,271
4.63%, 06/15/28 (g)	46,000	46,412
		300,132
Financials 0.3%
Icahn Enterprises L.P.
4.75%, 09/15/24	13,000	13,144
6.25%, 05/15/26	18,000	18,805
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (g)	10,000	10,484
Springleaf Finance Corporation
8.88%, 06/01/25	49,000	54,162
7.13%, 03/15/26	65,000	72,583
		169,178
Communication Services 0.3%
Diamond Sports Group, LLC
5.38%, 08/15/26 (g)	20,000	14,152
iHeartCommunications, Inc.
8.38%, 05/01/27	8,172	8,068
Lamar Media Corp.
4.88%, 01/15/29 (g)	38,000	39,591
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (g)	30,000	29,055
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	8,000	8,391
Sirius XM Radio Inc.
5.50%, 07/01/29 (g)	65,000	69,886
		169,143
Energy 0.3%
Cheniere Energy Partners, L.P.
5.63%, 10/01/26	54,000	56,168
Regency Energy Partners LP
5.88%, 03/01/22	30,000	31,292
Transocean Proteus Limited
6.25%, 12/01/24 (g)	54,600	48,738
		136,198

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
Industrials 0.2%
Aircastle Limited
5.00%, 04/01/23	30,000	30,082
Ashtead Capital, Inc.
5.25%, 08/01/26 (g)	93,000	98,348
		128,430
Consumer Staples 0.2%
Energizer Holdings, Inc.
7.75%, 01/15/27 (g)	65,000	71,008
JBS USA Food Company
5.50%, 01/15/30 (g)	35,000	38,149
		109,157
Materials 0.2%
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (g)	16,000	16,612
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (g)	57,000	60,166
FXI Holdings, Inc.
7.88%, 11/01/24 (g)	31,000	29,601
		106,379
Utilities 0.2%
Calpine Corporation
5.25%, 06/01/26 (g)	50,000	51,978
The AES Corporation
5.50%, 04/15/25	30,000	30,926
		82,904
Information Technology 0.1%
Dell International L.L.C.
5.30%, 10/01/29 (g) (h)	50,000	57,304
Real Estate 0.1%
MGM Growth Properties Operating Partnership LP
4.63%, 06/15/25 (g)	45,000	45,909
Total Corporate Bonds And Notes (cost $1,269,912)		1,304,734
WARRANTS 0.0%
iHeartMedia, Inc. (d) (i)	703	5,138
Total Warrants (cost $13,203)		5,138
COMMON STOCKS 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (d)	1,875	1,875
iHeartMedia, Inc. - Class A (d) (f)	94	763
		2,638
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (b) (d)	628	628
Total Common Stocks (cost $11,178)		3,266
SHORT TERM INVESTMENTS 7.2%
Investment Companies 4.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03% (j)	2,396,148	2,396,148
Securities Lending Collateral 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (j)	1,419,994	1,419,994
Total Short Term Investments (cost $3,816,142)		3,816,142
Total Investments 102.7% (cost $55,689,194)		54,140,699
Other Derivative Instruments 0.0%		555
Other Assets and Liabilities, Net (2.7)%		(1,398,281)
Total Net Assets 100.0%		52,742,973

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(d) Non-income producing security.

(e) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) All or a portion of the security was on loan as of September 30, 2020.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $959,233 and 1.8% of the Fund.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

PPM Floating Rate Income Fund – Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Intelsat Jackson Holdings S.A. - 2020 DIP Term Loan	7,776	243
Pro Mach Group, Inc. - 2020 Delayed Draw Term Loan	2,914	130
	10,690	373

PPM Floating Rate Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(1)	December 2020	(138,961)	250	(570)
United States 5 Year Note	(3)	January 2021	(377,564)	305	(530)
				555	(1,100)

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 91.5%
Communication Services 18.3%
Altice Financing S.A.
5.00%, 01/15/28 (a)	102,000	99,047
Altice France
7.38%, 05/01/26 (a)	460,000	482,444
6.00%, 02/15/28 (a)	84,000	80,018
CB Escrow Corp.
8.00%, 10/15/25 (a)	194,000	204,961
CCO Holdings, LLC
5.50%, 05/01/26 (a)	78,000	81,244
5.13%, 05/01/27 (a)	108,000	113,626
5.88%, 05/01/27 (a)	420,000	440,756
5.00%, 02/01/28 (a)	203,000	213,296
5.38%, 06/01/29 (a)	351,000	380,292
CenturyLink, Inc.
5.63%, 04/01/25	100,000	106,974
5.13%, 12/15/26 (a)	112,000	114,699
7.60%, 09/15/39	24,000	27,135
Clear Channel International B.V.
6.63%, 08/01/25 (a)	30,000	30,726
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24	78,000	75,637
Connect Finco SARL
6.75%, 10/01/26 (a)	136,000	136,529
Consolidated Communications, Inc.
6.50%, 10/01/22	275,000	275,556
6.50%, 10/01/28 (a)	288,000	294,053
CSC Holdings, LLC
5.50%, 04/15/27 (a)	478,000	502,999
7.50%, 04/01/28 (a)	300,000	331,042
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (a)	210,000	194,396
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	93,000	65,809
6.63%, 08/15/27 (a)	113,000	58,761
DISH DBS Corporation
5.00%, 03/15/23	122,000	124,137
5.88%, 11/15/24	170,000	175,209
7.75%, 07/01/26	15,000	16,497
Embarq Corporation
8.00%, 06/01/36	77,000	91,110
Frontier Communications Corporation
8.50%, 04/01/26 (a)	273,000	275,167
8.00%, 04/01/27 (a)	102,000	102,000
Hughes Satellite Systems Corporation
6.63%, 08/01/26	274,000	296,110
iHeartCommunications, Inc.
6.38%, 05/01/26	38,565	40,193
8.38%, 05/01/27	326,651	322,500
5.25%, 08/15/27 (a)	25,000	24,452
4.75%, 01/15/28 (a)	25,000	23,607
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (a)	125,000	126,966
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	164,000	171,294
Level 3 Financing, Inc.
5.38%, 01/15/24	105,000	105,964
4.63%, 09/15/27 (a)	194,000	199,253
3.63%, 01/15/29 (a)	140,000	138,325
Liberty Media Corporation
8.25%, 02/01/30	155,000	166,394
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a)	86,000	83,292
6.50%, 05/15/27 (a)	34,000	36,678
MDC Partners Inc.
6.50%, 05/01/24 (a)	287,000	263,954
Netflix, Inc.
4.38%, 11/15/26	169,000	184,198
4.88%, 04/15/28	125,000	140,409
5.88%, 11/15/28	137,000	163,460
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	110,000	115,378
Sirius XM Radio Inc.
5.00%, 08/01/27 (a)	128,000	133,631
Sprint Capital Corporation
6.88%, 11/15/28	94,000	117,072
Sprint Communications, Inc.
6.00%, 11/15/22	101,000	108,817
Sprint Corporation
7.88%, 09/15/23	25,000	28,671
7.13%, 06/15/24	424,000	487,681
7.63%, 03/01/26	25,000	30,210
SSL Robotics LLC
9.75%, 12/31/23 (a)	55,000	60,742
TEGNA Inc.
5.00%, 09/15/29 (a)	186,000	183,478
Telecom Italia Capital
6.00%, 09/30/34	166,000	192,682
Telesat Canada
6.50%, 10/15/27 (a)	152,000	153,099
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	263,000	265,030
TripAdvisor, Inc.
7.00%, 07/15/25 (a)	36,000	37,586
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	241,000	257,089
6.25%, 01/15/28 (a)	37,000	37,965
Univision Communications Inc.
6.63%, 06/01/27 (a)	184,000	180,495
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)	51,000	54,725
Windstream Escrow, LLC
7.75%, 08/15/28 (a)	70,000	68,791
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)	16,000	15,752
		10,110,063
Consumer Discretionary 14.7%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a) (b)	144,000	137,160
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	137,000	145,657
9.75%, 07/15/27 (a)	79,000	85,916
Aramark Services, Inc.
6.38%, 05/01/25 (a)	30,000	31,206
4.75%, 06/01/26	152,000	153,689
Beazer Homes USA, Inc.
6.75%, 03/15/25	75,000	77,407
5.88%, 10/15/27	43,000	43,570
7.25%, 10/15/29	47,000	50,538
Boyd Gaming Corporation
8.63%, 06/01/25 (a)	70,000	76,726
6.38%, 04/01/26	191,000	198,587
Carnival Corporation
11.50%, 04/01/23 (a)	150,000	168,062
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	45,000	45,661
Dana Corporation
5.38%, 11/15/27	35,000	35,895
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (a)	9,000	9,236
4.75%, 10/20/28 (a)	42,000	43,573
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	164,000	179,899
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	256,000	271,216
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	94,000	98,751
Ford Motor Company
8.50%, 04/21/23	64,000	69,769
9.00%, 04/22/25	64,000	73,324
4.35%, 12/08/26	72,000	71,027
6.63%, 10/01/28	83,000	89,640
9.63%, 04/22/30	64,000	82,669
7.45%, 07/16/31	79,000	90,876

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	56,000	56,241
5.75%, 05/01/28 (a)	32,000	33,721
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (c)	41,000	43,884
IRB Holding Corp.
7.00%, 06/15/25 (a)	90,000	96,087
6.75%, 02/15/26 (a)	166,000	166,137
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a) (b)	28,000	27,208
KB Home
7.63%, 05/15/23	201,000	221,526
4.80%, 11/15/29	66,000	72,718
L Brands, Inc.
6.88%, 07/01/25 (a)	46,000	49,612
7.50%, 06/15/29	305,000	320,076
6.63%, 10/01/30 (a)	128,000	130,616
M.D.C. Holdings, Inc.
3.85%, 01/15/30	198,000	207,630
6.00%, 01/15/43	80,000	97,105
Macy's, Inc.
8.38%, 06/15/25 (a)	130,000	134,378
Marriott Ownership Resorts, Inc.
6.13%, 09/15/25 (a)	51,000	53,338
6.50%, 09/15/26	90,000	91,915
4.75%, 01/15/28	64,000	60,632
Mattel, Inc.
6.75%, 12/31/25 (a)	52,000	54,846
5.88%, 12/15/27 (a)	164,000	176,551
MGM Resorts International
5.50%, 04/15/27	82,000	85,571
Michaels Stores, Inc.
8.00%, 07/15/27 (a) (b)	118,000	123,973
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	88,053	91,719
New Golden Nugget Inc.
8.75%, 10/01/25 (a) (b)	70,000	55,197
Newell Brands Inc.
4.88%, 06/01/25	44,000	47,443
4.70%, 04/01/26 (d)	131,000	138,961
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	130,000	134,497
PetSmart, Inc.
5.88%, 06/01/25 (a)	217,000	222,258
Picasso Finance Sub, Inc.
6.13%, 06/15/25 (a)	53,000	57,103
PM General Purchaser LLC
9.50%, 10/01/28 (a)	140,000	145,182
QVC, Inc.
5.45%, 08/15/34	185,000	183,001
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	250,000	256,338
Royal Caribbean Cruises Ltd.
10.88%, 06/01/23 (a)	127,000	141,160
9.13%, 06/15/23 (a)	80,000	84,753
11.50%, 06/01/25 (a)	50,000	58,018
Sally Holdings, LLC
5.63%, 12/01/25	77,000	77,966
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	107,000	107,672
8.25%, 03/15/26 (a)	246,000	257,057
7.00%, 05/15/28 (a)	38,000	38,116
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29 (a)	232,000	231,239
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	140,462	148,749
Staples, Inc.
7.50%, 04/15/26 (a)	122,000	112,488
10.75%, 04/15/27 (a)	209,000	166,916
Station Casinos LLC
4.50%, 02/15/28 (a)	108,000	99,895
Stena International S.A R.L.
6.13%, 02/01/25 (a)	142,000	137,068
Studio City Finance Limited
6.50%, 01/15/28 (a)	80,000	81,610
Viking Cruises Limited
5.88%, 09/15/27 (a)	36,000	27,963
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	187,000	165,825
Williams Scotsman International, Inc.
4.63%, 08/15/28 (a)	26,000	26,131
Wyndham Destinations, Inc.
5.65%, 04/01/24 (e)	100,000	101,806
6.63%, 07/31/26 (a)	22,000	23,204
6.00%, 04/01/27 (d)	65,000	66,763
		8,119,917
Energy 11.8%
Antero Midstream Partners LP
5.38%, 09/15/24	65,000	55,563
5.75%, 03/01/27 - 01/15/28 (a)	127,000	104,659
Antero Resources Corp.
5.00%, 03/01/25 (b)	83,000	51,773
Apache Corporation
4.88%, 11/15/27	69,000	65,258
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	60,000	56,539
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	70,000	53,634
Baytex Energy Corp.
8.75%, 04/01/27 (a)	62,000	28,089
Buckeye Partners, L.P.
4.50%, 03/01/28 (a)	97,000	93,708
5.85%, 11/15/43	24,000	22,274
5.60%, 10/15/44	19,000	16,872
Callon Petroleum Company
6.38%, 07/01/26	162,000	39,579
Cenovus Energy Inc.
5.40%, 06/15/47	76,000	63,984
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	119,000	121,690
5.63%, 10/01/26	248,000	257,958
Cheniere Energy, Inc.
4.63%, 10/15/28 (a) (f)	140,000	143,823
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	135,000	131,790
Comstock Resources, Inc.
9.75%, 08/15/26	173,000	177,318
Continental Resources, Inc.
4.50%, 04/15/23	120,000	114,409
3.80%, 06/01/24	97,000	89,930
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	5,000	5,136
5.50%, 01/30/26 (a)	81,000	80,564
5.75%, 01/30/28 (a)	93,000	93,658
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (g)	42,000	28,620
6.75%, (callable at 100 beginning 05/15/25) (g)	139,000	107,104
7.13%, (callable at 100 beginning 05/15/30) (g)	62,000	48,919
5.25%, 04/15/29	94,000	101,091
Enlink Midstream, LLC
5.38%, 06/01/29	52,000	42,083
EQM Midstream Partners, LP
4.13%, 12/01/26	163,000	154,503
6.50%, 07/01/27 (a)	77,000	81,561
6.50%, 07/15/48	82,000	77,285
EQT Corporation
3.90%, 10/01/27	77,000	70,198
8.75%, 02/01/30 (d)	55,000	64,956
Everest Acquisition, LLC
0.00%, 11/29/24 (a) (h) (i)	55,000	45
Hess Midstream Operations LP
5.13%, 06/15/28 (a)	46,000	45,891
MEG Energy Corp.
6.50%, 01/15/25 (a)	163,000	159,573
7.13%, 02/01/27 (a)	143,000	128,350
Murphy Oil Corporation
5.75%, 08/15/25	90,000	78,636

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
Newfield Exploration Co.
5.63%, 07/01/24	149,000	144,500
Noble Corporation
0.00%, 02/01/26 (a) (h) (i)	106,000	25,763
NuStar Logistics, L.P.
6.75%, 02/01/21	133,000	133,818
6.00%, 06/01/26	134,000	134,510
5.63%, 04/28/27	93,000	91,944
6.38%, 10/01/30	139,000	144,272
Occidental Petroleum Corporation
2.70%, 02/15/23	87,000	79,083
6.95%, 07/01/24	198,000	192,004
2.90%, 08/15/24	108,000	90,275
3.50%, 06/15/25	95,000	79,339
3.20%, 08/15/26	139,000	110,331
8.88%, 07/15/30	80,000	82,052
7.50%, 05/01/31	100,000	96,105
6.45%, 09/15/36	234,000	198,892
7.95%, 06/15/39	55,000	51,791
4.30%, 08/15/39	168,000	116,446
Ovintiv Exploration Inc.
5.38%, 01/01/26	84,000	78,960
Parsley Energy, LLC
5.25%, 08/15/25 (a)	74,000	73,200
PBF Holding Company LLC
6.00%, 02/15/28 (a)	85,000	56,412
SM Energy Company
6.63%, 01/15/27	246,000	109,760
Southwestern Energy Company
7.50%, 04/01/26 (b)	98,000	95,783
7.75%, 10/01/27	90,000	87,404
8.38%, 09/15/28	69,000	67,681
Targa Resource Corporation
5.13%, 02/01/25	94,000	94,047
5.00%, 01/15/28	107,000	104,385
5.50%, 03/01/30 (a)	228,000	226,739
Transocean Inc
11.50%, 01/30/27 (a)	94,000	37,619
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	126,000	100,880
Transocean Proteus Limited
6.25%, 12/01/24 (a)	182,000	162,459
Viper Energy Partners LP
5.38%, 11/01/27 (a)	44,000	43,566
Western Midstream Operating, LP
6.25%, 02/01/50 (d)	168,000	155,889
WPX Energy, Inc.
5.25%, 09/15/24	18,000	18,823
5.88%, 06/15/28 (b)	57,000	59,538
4.50%, 01/15/30	101,000	99,476
		6,500,769
Financials 11.3%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a)	188,000	190,496
AerCap Ireland Capital Designated Activity Company
2.88%, 08/14/24	76,000	73,085
Avolon Holdings Funding Limited
3.25%, 02/15/27 (a)	138,000	123,035
CIT Group Inc.
4.75%, 02/16/24	186,000	191,638
5.25%, 03/07/25	19,000	20,104
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (g)	166,000	165,490
Commscope Finance LLC
6.00%, 03/01/26 (a)	95,000	99,024
8.25%, 03/01/27 (a)	93,000	96,691
Credit Suisse Group AG
5.25%, (callable at 100 beginning 02/11/27) (a) (g)	200,000	200,865
6.25%, (callable at 100 beginning 12/18/24) (a) (g)	250,000	268,750
Diamond Finance International Limited
5.88%, 06/15/21 (a)	94,000	94,158
EG Global Finance PLC
6.75%, 02/07/25 (a)	180,000	183,825
8.50%, 10/30/25 (a)	86,000	90,558
FirstCash, Inc.
4.63%, 09/01/28 (a)	91,000	92,620
Ford Motor Credit Company LLC
3.20%, 01/15/21	66,000	65,984
5.60%, 01/07/22	63,000	64,323
3.09%, 01/09/23	200,000	195,753
3.10%, 05/04/23	136,000	132,736
3.66%, 09/08/24	66,000	64,588
4.06%, 11/01/24	68,000	67,869
5.13%, 06/16/25	132,000	136,052
HUB International Limited
7.00%, 05/01/26 (a)	129,000	133,612
Icahn Enterprises L.P.
4.75%, 09/15/24	161,000	162,785
6.25%, 05/15/26	259,000	270,581
5.25%, 05/15/27	35,000	36,516
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (a)	35,000	35,897
6.50%, 06/01/26 (a) (b)	125,000	130,378
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (a)	78,000	81,775
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 08/01/24) (g)	80,000	79,774
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (a)	128,000	127,159
5.88%, 11/01/24 (a)	56,000	55,141
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	93,000	94,577
Markel Corporation
6.00%, (callable at 100 beginning on 06/01/25) (g)	129,000	136,042
Morgan Stanley
4.08%, (callable at 100 beginning 10/15/20) (g)	88,000	85,496
Navient Corporation
7.25%, 09/25/23	140,000	144,551
5.88%, 10/25/24	82,000	81,583
6.75%, 06/15/26	84,000	83,296
Nesco Holdings, Inc.
10.00%, 08/01/24 (a)	81,000	85,039
NFP Corp.
6.88%, 08/15/28 (a)	218,000	220,602
Nielsen Finance LLC
5.88%, 10/01/30 (a)	140,000	145,535
Nordic Aviation Capital
5.04%, 02/27/24 (j) (k)	81,782	63,626
7.08%, 03/14/27 (j) (k)	129,133	100,337
Rassman, Joel H.
3.80%, 11/01/29	87,000	92,158
Springleaf Finance Corporation
6.13%, 03/15/24	73,000	76,263
8.88%, 06/01/25	51,000	56,373
7.13%, 03/15/26	105,000	117,249
6.63%, 01/15/28	63,000	69,866
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	200,000	209,250
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	231,000	228,338
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	125,000	128,247
Ziggo B.V.
4.88%, 01/15/30 (a)	200,000	207,000
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	103,000	106,601
		6,263,291
Health Care 8.9%
AdaptHealth, LLC
6.13%, 08/01/28 (a)	45,000	46,599
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	255,000	260,999
5.50%, 11/01/25 (a)	69,000	70,774
8.50%, 01/31/27 (a)	446,000	489,980

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
5.75%, 08/15/27 (a)	93,000	98,990
7.00%, 01/15/28 (a)	51,000	54,083
5.00%, 01/30/28 (a)	40,000	38,873
6.25%, 02/15/29 (a)	50,000	51,467
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	15,000	15,682
Centene Corporation
5.25%, 04/01/25 (a)	389,000	404,268
5.38%, 08/15/26 (a)	48,000	50,587
4.25%, 12/15/27	130,000	136,036
4.63%, 12/15/29	53,000	57,107
3.00%, 10/15/30	72,000	73,440
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	181,000	190,995
Community Health Systems, Inc.
6.25%, 03/31/23	27,000	26,377
8.63%, 01/15/24 (a)	100,000	99,486
6.63%, 02/15/25 (a)	130,000	125,829
8.00%, 03/15/26 (a)	132,000	129,526
Endo Designated Activity Company
9.50%, 07/31/27 (a)	258,000	269,633
6.00%, 06/30/28 (a)	118,000	87,184
HCA Inc.
5.25%, 06/15/26	182,000	212,107
5.38%, 09/01/26	47,000	51,912
3.50%, 09/01/30	142,000	144,616
IQVIA Inc.
5.00%, 05/15/27 (a)	125,000	131,017
Mednax, Inc.
6.25%, 01/15/27 (a)	117,000	121,241
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	149,000	153,065
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 (a)	58,000	59,148
7.25%, 02/01/28 (a)	45,000	46,743
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	89,000	93,152
Polaris Intermediate School
8.50%, 12/01/22 (a) (c)	160,000	162,861
Tenet Healthcare Corporation
8.13%, 04/01/22	204,000	226,797
6.75%, 06/15/23	131,000	137,932
7.50%, 04/01/25 (a)	118,000	127,443
7.00%, 08/01/25 (b)	53,000	54,540
4.88%, 01/01/26 (a)	93,000	94,183
5.13%, 11/01/27 (a)	183,000	188,161
6.13%, 10/01/28 (a)	140,000	136,410
		4,919,243
Industrials 8.5%
Aircastle Limited
5.25%, 08/11/25 (a)	53,000	51,935
4.25%, 06/15/26	313,000	289,794
American Airlines, Inc.
11.75%, 07/15/25 (a)	135,000	130,314
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	33,000	33,841
5.25%, 08/01/26 (a)	139,000	146,992
4.00%, 05/01/28 (a)	9,000	9,300
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	80,000	82,400
Bombardier Inc.
6.00%, 10/15/22 (a)	147,000	136,618
7.50%, 03/15/25 (a)	182,000	136,457
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	53,000	56,771
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	192,000	193,926
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (a)	147,000	148,952
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	148,000	159,573
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (g)	53,000	41,870
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	138,000	143,607
Howmet Aerospace Inc.
6.88%, 05/01/25	108,000	119,321
Masonite International Corporation
5.38%, 02/01/28 (a)	60,000	64,053
Navistar International Corporation
6.63%, 11/01/25 (a)	268,000	274,998
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	55,000	55,199
4.50%, 03/15/23 (a)	45,000	44,541
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	52,000	54,321
5.75%, 04/15/26 (a)	81,000	86,589
3.38%, 08/31/27 (a)	55,000	53,008
6.25%, 01/15/28 (a)	136,000	138,634
Sensata Technologies B.V.
5.00%, 10/01/25 (a)	125,000	134,300
Standard Industries Inc.
4.75%, 01/15/28 (a)	170,000	176,055
Tempo Acquisition, LLC
5.75%, 06/01/25 (a)	75,000	78,478
6.75%, 06/01/25 (a)	119,000	121,407
TransDigm Inc.
6.50%, 05/15/25	155,000	154,509
8.00%, 12/15/25 (a)	34,000	36,967
6.25%, 03/15/26 (a)	296,000	309,146
5.50%, 11/15/27	110,000	105,700
Transdigm UK Holdings PLC
6.88%, 05/15/26	51,000	51,254
Triumph Group, Inc.
8.88%, 06/01/24 (a)	56,000	59,629
United Rentals (North America), Inc.
3.88%, 11/15/27	356,000	366,264
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	35,000	35,930
Vertical Holdco GmbH
7.63%, 07/15/28 (a)	208,000	219,678
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	128,000	130,990
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)	68,000	74,026
		4,707,347
Materials 7.2%
ARD Finance S.A.
6.50%, 06/30/27 (a) (c)	137,000	136,162
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	217,000	221,312
Berry Global Escrow Corporation
4.88%, 07/15/26 (a)	142,000	149,073
Berry Global, Inc.
5.13%, 07/15/23	53,000	53,794
Carpenter Technology Corporation
6.38%, 07/15/28	63,000	66,015
Cascades Inc.
5.13%, 01/15/26 (a)	23,000	24,097
5.38%, 01/15/28 (a)	61,000	64,205
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a)	30,000	30,611
5.45%, 11/19/29 (a)	205,000	207,958
CF Industries, Inc.
5.38%, 03/15/44	50,000	60,201
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (a)	161,000	163,847
5.88%, 06/01/27	69,000	64,105
CVR Partners, LP
9.25%, 06/15/23 (a)	219,000	202,599
Flex Acquisition Company, Inc.
7.88%, 07/15/26 (a)	80,000	81,410
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 (a)	174,000	181,849
5.13%, 05/15/24 (a) (b)	65,000	69,364
Freeport-McMoRan Inc.
4.55%, 11/14/24	74,000	79,013

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
5.00%, 09/01/27	117,000	122,298
4.38%, 08/01/28	80,000	82,763
5.40%, 11/14/34	217,000	239,967
5.45%, 03/15/43	44,000	48,811
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	108,000	103,126
Hudbay Minerals Inc.
6.13%, 04/01/29 (a)	139,000	137,564
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	36,000	36,543
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	70,000	65,883
Mercer International Inc.
7.38%, 01/15/25	192,000	194,422
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	128,000	127,255
5.25%, 08/01/23 - 06/01/27 (a)	186,000	177,596
Novelis Corporation
4.75%, 01/30/30 (a)	85,000	83,015
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	276,000	279,455
7.00%, 07/15/24 (a)	41,000	41,739
Silgan Holdings Inc.
4.13%, 02/01/28	101,000	103,013
The Chemours Company
6.63%, 05/15/23	96,000	97,254
5.38%, 05/15/27	88,000	87,375
United States Steel Corporation
12.00%, 06/01/25 (a)	60,000	63,881
		3,947,575
Consumer Staples 4.3%
Albertsons Companies, Inc.
5.75%, 03/15/25	40,000	41,340
Cott Holdings Inc.
5.50%, 04/01/25 (a)	161,000	165,023
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	47,000	49,461
JBS Investments II GmbH
5.75%, 01/15/28 (a)	208,000	217,880
JBS USA Food Company
6.50%, 04/15/29 (a)	48,000	53,294
Kraft Foods Group, Inc.
5.00%, 06/04/42	122,000	133,118
Kraft Heinz Foods Company
3.88%, 05/15/27 (a)	37,000	39,169
4.25%, 03/01/31 (a)	89,000	97,195
4.63%, 10/01/39 (a)	218,000	229,589
4.88%, 10/01/49 (a)	153,000	160,650
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	142,000	139,478
Performance Food Group, Inc.
6.88%, 05/01/25 (a) (b)	12,000	12,780
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	159,000	162,230
5.88%, 09/30/27 (a)	104,000	108,067
Post Holdings, Inc.
5.63%, 01/15/28 (a)	142,000	150,443
4.63%, 04/15/30 (a)	77,000	79,201
Safeway Inc.
5.88%, 02/15/28 (a)	157,000	167,636
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	181,000	184,029
Verscend Holding Corp.
9.75%, 08/15/26 (a)	147,000	159,865
		2,350,448
Information Technology 4.2%
ams AG
7.00%, 07/31/25 (a)	264,000	279,079
Banff Merger Sub Inc.
9.75%, 09/01/26 (a)	236,000	249,348
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	46,000	49,128
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	32,000	32,426
Commscope, Inc.
7.13%, 07/01/28 (a)	135,000	138,712
Dell Inc.
6.50%, 04/15/38	51,000	59,052
Entegris, Inc.
4.38%, 04/15/28 (a)	82,000	84,840
LogMeIn, Inc.
5.50%, 09/01/27 (a)	67,000	67,984
Microchip Technology Incorporated
4.25%, 09/01/25 (a)	49,000	50,820
NCR Corporation
8.13%, 04/15/25 (a)	65,000	71,864
5.75%, 09/01/27 (a)	79,000	82,546
5.25%, 10/01/30 (a)	80,000	79,975
Open Text Corporation
3.88%, 02/15/28 (a)	112,000	113,094
Presidio Holdings, Inc.
8.25%, 02/01/28 (a)	72,000	75,395
Radiate HoldCo, LLC
4.50%, 09/15/26 (a)	70,000	70,378
6.50%, 09/15/28 (a)	289,000	296,727
Sabre GLBL Inc.
7.38%, 09/01/25 (a)	74,000	74,651
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	126,000	133,694
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	230,000	230,030
6.50%, 07/15/28 (a)	91,000	91,219
		2,330,962
Real Estate 1.2%
CSL Capital, LLC
6.00%, 04/15/23 (a)	60,000	60,340
Cushman & Wakefield PLC
6.75%, 05/15/28 (a)	93,000	96,466
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	106,000	106,981
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	76,000	81,812
4.50%, 01/15/28	6,000	6,116
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/24	140,000	140,126
Uniti Group Inc.
7.88%, 02/15/25 (a)	55,000	58,275
VICI Properties Inc.
4.25%, 12/01/26 (a)	51,000	51,256
3.75%, 02/15/27 (a)	59,000	58,035
4.63%, 12/01/29 (a)	15,000	15,328
		674,735
Utilities 1.1%
Calpine Corporation
5.25%, 06/01/26 (a)	213,000	221,428
4.50%, 02/15/28 (a)	67,000	68,670
Pacific Gas And Electric Company
5.00%, 07/01/28	39,000	37,803
5.25%, 07/01/30	100,000	96,710
The AES Corporation
5.13%, 09/01/27	160,000	170,365
3.95%, 07/15/30 (a)	25,000	27,630
		622,606
Total Corporate Bonds And Notes (cost $49,677,513)		50,546,956
SENIOR FLOATING RATE INSTRUMENTS 2.6%
Consumer Discretionary 0.7%
Adient US LLC
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 05/03/24 (l)	55,451	54,746
Term Loan B, 4.49%, (3M USD LIBOR + 4.25%), 05/03/24 (l)	18,797	18,558
Bass Pro Group, LLC
Term Loan B, 5.75%, (3M USD LIBOR + 5.00%), 11/15/23 (l)	171,110	169,293
Caesars Resort Collection, LLC
2020 Term Loan B1, 4.65%, (1M USD LIBOR + 4.50%), 06/19/25 (l)	33,333	32,213

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
2020 Term Loan B1, 4.77%, (3M USD LIBOR + 4.50%), 06/19/25 (l)	16,667	16,107
Delta Air Lines, Inc.
Term Loan B, 0.00%, (3M USD LIBOR + 3.75%), 09/16/27 (l) (m)	14,000	14,093
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3M USD LIBOR + 5.25%), 12/31/23 (l)	49,200	49,966
Mohegan Tribal Gaming Authority
2016 Term Loan B, 7.37%, (3M USD LIBOR + 6.38%), 10/30/23 (l)	39,368	34,972
		389,948
Information Technology 0.6%
Almonde, Inc.
USD 1st Lien Term Loan, 4.50%, (6M USD LIBOR + 3.50%), 04/26/24 (l)	47,708	44,500
USD 1st Lien Term Loan, 4.50%, (3M USD LIBOR + 3.50%), 04/26/24 (l)	18,625	17,373
Banff Merger Sub Inc.
2018 USD Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 06/30/25 (l)	78,995	76,500
Cornerstone OnDemand, Inc.
Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 04/22/27 (l)	75,000	74,797
LogMeIn, Inc.
Term Loan B, 4.91%, (3M USD LIBOR + 4.75%), 08/31/27 (l)	68,000	65,599
Verifone Systems, Inc.
2018 1st Lien Term Loan, 4.25%, (3M USD LIBOR + 4.00%), 08/09/25 (l)	63,284	56,547
		335,316
Communication Services 0.5%
Consolidated Communications, Inc.
2016 Term Loan B, 0.00%, (3M USD LIBOR + 4.75%), 09/15/27 (l) (m)	57,143	56,482
Frontier Communications Corporation
2017 Term Loan B1, 6.00%, (PRIME + 2.75%), 05/31/24 (l)	97,494	95,693
iHeartCommunications, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 05/01/26 (l)	52,603	49,800
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (l)	67,660	65,570
		267,545
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 3.65%, (1M USD LIBOR + 3.50%), 01/30/27 (l)	97,261	93,736
Advisor Group, Inc.
2019 Term Loan B, 5.16%, (1M USD LIBOR + 5.00%), 07/31/26 (l)	84,786	81,913
		175,649
Materials 0.2%
BWAY Holding Company
2017 Term Loan B, 3.52%, (3M USD LIBOR + 3.25%), 04/03/24 (l)	89,419	83,774
Health Care 0.1%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 08/15/24 (l)	84,906	82,374
Industrials 0.1%
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (l)	23,885	21,002
2020 Term Loan B1, 3.72%, (3M USD LIBOR + 3.50%), 04/06/26 (l)	44,425	39,063
		60,065
Energy 0.1%
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 05/10/26 (l)	64,154	59,118
Total Senior Floating Rate Instruments (cost $1,491,372)		1,453,789
INVESTMENT COMPANIES 1.5%
Eaton Vance Senior Floating-Rate Trust	3,750	43,613
SPDR Bloomberg Barclays High Yield Bond ETF	7,364	767,843
Total Investment Companies (cost $786,270)		811,456
PREFERRED STOCKS 0.3%
Consumer Discretionary 0.3%
Qurate Retail, Inc. (h)	1,409	138,786
Total Preferred Stocks (cost $140,393)		138,786
COMMON STOCKS 0.1%
Energy 0.1%
MPLX LP	2,200	34,628
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (h)	8,143	8,143
iHeartMedia, Inc. - Class A (b) (h)	386	3,134
		11,277
Total Common Stocks (cost $121,632)		45,905
WARRANTS 0.0%
iHeartMedia, Inc. (h) (n)	2,897	21,171
Total Warrants (cost $53,585)		21,171
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	20,000	20,500
Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,000)		20,500
SHORT TERM INVESTMENTS 4.0%
Investment Companies 3.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03% (o)	1,662,437	1,662,437
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (o)	550,971	550,971
Total Short Term Investments (cost $2,213,408)		2,213,408
Total Investments 100.0% (cost $54,504,173)		55,251,971
Other Assets and Liabilities, Net (0.0)%		(26,405)
Total Net Assets 100.0%		55,225,566

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $32,360,628 and 58.6% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2020.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

(f) Convertible security.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Non-income producing security.

(i) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) This senior floating rate interest will settle after September 30, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital, 5.04%, 02/27/24	02/06/20	81,782	63,626	0.1
Nordic Aviation Capital, 7.08%, 03/14/27	10/01/19	129,133	100,337	0.2
		210,915	163,963	0.3

PPM High Yield Core Fund – Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Intelsat Jackson Holdings S.A. - 2020 DIP Term Loan	9,398	149
	9,398	149

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
PPM Long Short Credit Fund
CORPORATE BONDS AND NOTES 77.2%
Financials 24.6%
Acrisure, LLC
7.00%, 11/15/25 (a)	80,000	78,433
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	150,000	154,559
6.50%, 07/15/25	40,000	43,122
Avolon Holdings Funding Limited
3.63%, 05/01/22 (a)	125,000	122,813
5.25%, 05/15/24 (a) (b)	342,000	342,546
Bank of America Corporation
6.30%, (callable at 100 beginning 03/10/26) (c)	40,000	45,000
1.26%, (3M USD LIBOR + 1.00%), 04/24/23 (d)	166,000	168,421
4.00%, 01/22/25	209,000	232,007
4.25%, 10/22/26	105,000	120,994
3.59%, 07/21/28	41,000	45,832
4.27%, 07/23/29	170,000	199,346
2.68%, 06/19/41	100,000	102,013
4.33%, 03/15/50 (b)	1,199,000	1,522,919
Barclays PLC
1.70%, 05/12/22 (e)	200,000	203,366
3.56%, 09/23/35 (e)	200,000	196,988
BNP Paribas
2.59%, 08/12/35 (a) (e)	200,000	194,076
Bunge Limited Finance Corp.
1.63%, 08/17/25	25,000	25,077
Capital One Financial Corporation
3.75%, 03/09/27	40,000	44,407
CIT Group Inc.
3.93%, 06/19/24	202,000	203,587
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (c)	52,000	51,840
1.20%, (3M USD LIBOR + 0.96%), 04/25/22 (b) (d)	249,000	251,320
4.45%, 09/29/27	41,000	47,445
3.89%, 01/10/28 (d)	67,000	75,795
4.13%, 07/25/28	10,000	11,482
3.52%, 10/27/28	91,000	101,133
Credit Suisse Group AG
5.25%, (callable at 100 beginning 02/11/27) (a) (c)	200,000	200,865
7.50%, (callable at 100 beginning 07/17/23) (a) (c)	200,000	210,065
6.50%, 08/08/23 (a)	175,000	198,137
Diamond Finance International Limited
6.02%, 06/15/26 (a)	48,000	56,419
8.35%, 07/15/46 (a)	99,000	131,110
Ford Motor Credit Company LLC
3.42%, (3M USD LIBOR + 3.14%), 01/07/22 (b) (d)	250,000	246,483
General Motors Financial Company, Inc.
5.20%, 03/20/23	60,000	65,085
Glencore Funding LLC
4.88%, 03/12/29 (a)	125,000	146,088
HSBC Holdings PLC
1.27%, (3M USD LIBOR + 1.00%), 05/18/24 (d)	150,000	149,719
Icahn Enterprises L.P.
4.75%, 09/15/24	37,000	37,410
6.25%, 05/15/26	52,000	54,325
Intercontinental Exchange, Inc.
2.10%, 06/15/30	92,000	95,047
JPMorgan Chase & Co.
4.05%, (callable at 100 beginning 11/01/20) (c)	150,000	148,031
5.00%, (callable at 100 beginning 08/01/24) (c)	70,000	69,802
3.54%, 05/01/28	9,000	10,096
3.51%, 01/23/29	66,000	74,283
2.74%, 10/15/30	116,000	124,849
2.96%, 05/13/31	77,000	82,433
Lloyds Banking Group PLC
3.87%, 07/09/25 (b) (e)	200,000	217,683
Markel Corporation
6.00%, (callable at 100 beginning on 06/01/25) (c)	56,000	59,057
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	160,000	174,868
Morgan Stanley
4.08%, (callable at 100 beginning 10/15/20) (c)	60,000	58,293
1.19%, (3M USD LIBOR + 0.93%), 07/22/22 (d)	125,000	126,207
4.10%, 05/22/23 (b)	225,000	243,079
3.62%, 04/01/31	143,000	163,909
NatWest Group PLC
3.07%, 05/22/28 (e)	200,000	212,199
NatWest Markets PLC
2.38%, 05/21/23 (a)	200,000	205,647
Rassman, Joel H.
3.80%, 11/01/29	138,000	146,182
Santander Holdings USA, Inc.
3.45%, 06/02/25	99,000	105,625
Springleaf Finance Corporation
5.38%, 11/15/29	34,000	35,393
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	57,000	62,834
3.80%, 03/15/30	176,000	202,980
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	46,000	47,771
The Travelers Companies, Inc.
2.55%, 04/27/50	19,000	18,543
Truist Financial Corporation
4.95%, (callable at 100 beginning on 09/01/25) (c)	75,000	78,763
U.S. Bancorp
3.00%, 07/30/29	30,000	33,328
UBS AG
1.75%, 04/21/22 (a)	200,000	203,835
USA Compression Finance Corp.
6.88%, 09/01/27	67,000	66,171
Wells Fargo & Company
2.41%, 10/30/25	189,000	198,217
3.20%, 06/17/27	25,000	27,144
3.58%, 05/22/28 (d)	26,000	29,009
2.88%, 10/30/30	124,000	132,630
Wells Fargo Bank, National Association
2.08%, 09/09/22 (b)	750,000	760,565
		10,294,700
Energy 11.0%
Aker BP ASA
3.75%, 01/15/30 (a)	210,000	204,124
Baker Hughes Holdings LLC
4.49%, 05/01/30	77,000	87,577
Callon Petroleum Company
6.38%, 07/01/26	100,000	24,432
Canadian Natural Resources Limited
2.05%, 07/15/25	81,000	82,551
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	100,000	115,137
5.88%, 03/31/25	41,000	46,710
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	110,000	112,758
Chevron Corporation
2.00%, 05/11/27	97,000	102,659
Diamondback Energy, Inc.
4.75%, 05/31/25	33,000	35,477
Endeavor Energy Resources, L.P.
6.63%, 07/15/25 (a)	4,000	4,108
5.75%, 01/30/28 (a)	69,000	69,488
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (c)	83,000	63,954
7.13%, (callable at 100 beginning 05/15/30) (c)	96,000	75,745
4.25%, 03/15/23	192,000	199,830
3.75%, 05/15/30	57,000	55,243
5.80%, 06/15/38	95,000	93,547
6.25%, 04/15/49	40,000	41,248
Enlink Midstream, LLC
4.15%, 06/01/25	69,000	59,360

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
Enterprise Products Operating LLC
3.35%, 03/15/23	43,000	45,398
3.13%, 07/31/29	123,000	133,900
4.20%, 01/31/50	84,000	88,993
EQM Midstream Partners, LP
4.13%, 12/01/26	108,000	102,370
Everest Acquisition, LLC
0.00%, 11/29/24 (a) (b) (f) (g)	85,000	69
0.00%, 05/15/26 (a) (f) (g)	35,000	7,306
Exxon Mobil Corporation
3.48%, 03/19/30	141,000	162,522
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (a)	96,000	96,471
HollyFrontier Corporation
2.63%, 10/01/23 (h)	26,000	26,062
Marathon Petroleum Corporation
4.50%, 05/01/23	96,000	103,614
MPLX LP
4.00%, 03/15/28	97,000	106,098
5.20%, 12/01/47	44,000	47,032
Murphy Oil Corporation
5.88%, 12/01/27	44,000	37,582
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	23,000	25,198
Occidental Petroleum Corporation
1.50%, (3M USD LIBOR + 1.25%), 08/13/21 (d)	300,000	284,250
3.50%, 08/15/29	103,000	79,016
4.30%, 08/15/39	19,000	13,169
4.40%, 08/15/49	21,000	14,779
Parsley Energy, LLC
5.38%, 01/15/25 (a)	91,000	90,826
Patterson-UTI Energy, Inc.
5.15%, 11/15/29	130,000	99,686
Phillips 66
3.70%, 04/06/23	90,000	96,397
3.85%, 04/09/25	90,000	100,020
Pioneer Natural Resources Company
1.90%, 08/15/30	87,000	81,744
Rattler Midstream LP
5.63%, 07/15/25 (a)	11,000	11,083
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	88,000	100,697
4.20%, 03/15/28	165,000	179,060
4.50%, 05/15/30 (a) (e)	60,000	67,571
Southwestern Energy Company
7.75%, 10/01/27 (b)	500,000	485,579
Targa Resource Corporation
5.50%, 03/01/30 (a)	108,000	107,403
4.88%, 02/01/31 (a)	41,000	39,750
Transocean Pontus Limited
6.13%, 08/01/25 (a) (b)	15,600	13,919
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	49,000	39,231
Transocean Proteus Limited
6.25%, 12/01/24 (a)	144,950	129,387
WPX Energy, Inc.
5.88%, 06/15/28	44,000	45,959
4.50%, 01/15/30	43,000	42,351
		4,578,440
Health Care 7.7%
AbbVie Inc.
3.25%, 10/01/22 (a)	233,000	243,502
2.95%, 11/21/26 (a)	121,000	131,766
Amgen Inc.
2.20%, 02/21/27	96,000	101,411
2.45%, 02/21/30	39,000	41,308
3.15%, 02/21/40	131,000	139,197
Ascension Health
2.53%, 11/15/29	20,000	21,654
Bausch Health Companies Inc.
8.50%, 01/31/27 (a)	63,000	69,212
5.75%, 08/15/27 (a)	82,000	87,282
7.00%, 01/15/28 (a)	24,000	25,451
5.00%, 01/30/28 (a)	32,000	31,098
6.25%, 02/15/29 (a)	58,000	59,702
Baxter International Inc.
3.75%, 10/01/25 (a)	35,000	39,672
3.95%, 04/01/30 (a)	11,000	13,164
Bristol-Myers Squibb Company
3.40%, 07/26/29	218,000	253,052
4.13%, 06/15/39	55,000	69,519
Centene Corporation
5.25%, 04/01/25 (a)	61,000	63,394
5.38%, 08/15/26 (a)	64,000	67,450
4.25%, 12/15/27	28,000	29,300
4.63%, 12/15/29	123,000	132,533
3.38%, 02/15/30	57,000	59,138
3.00%, 10/15/30	91,000	92,820
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	65,000	68,589
Cigna Holding Company
3.40%, 03/01/27	50,000	56,106
4.38%, 10/15/28	120,000	142,203
2.40%, 03/15/30	45,000	46,548
Community Health Systems, Inc.
8.63%, 01/15/24 (a)	50,000	49,743
8.00%, 03/15/26 (a)	85,000	83,407
CVS Health Corporation
4.78%, 03/25/38	62,000	74,864
5.05%, 03/25/48	109,000	138,628
HCA Inc.
5.38%, 09/01/26	55,000	60,748
Jaguar Holding Company II
4.63%, 06/15/25 (a)	12,000	12,355
5.00%, 06/15/28 (a)	12,000	12,516
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	12,000	12,230
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a) (b)	89,000	93,152
Providence St. Joseph Health
2.53%, 10/01/29	62,000	65,887
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	68,000	66,360
Royalty Pharma PLC
1.75%, 09/02/27 (a)	53,000	53,033
3.30%, 09/02/40 (a)	67,000	65,977
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	130,000	131,654
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	38,000	37,587
Upjohn Inc.
2.30%, 06/22/27 (a)	22,000	22,689
3.85%, 06/22/40 (a)	89,000	96,138
4.00%, 06/22/50 (a)	64,000	67,992
		3,230,031
Communication Services 6.2%
AT&T Inc.
5.25%, 03/01/37	64,000	80,201
4.90%, 08/15/37	16,000	19,305
4.30%, 12/15/42	75,000	84,453
3.10%, 02/01/43	96,000	93,704
Booking Holdings Inc.
4.10%, 04/13/25	88,000	99,117
4.63%, 04/13/30	90,000	107,783
CB Escrow Corp.
8.00%, 10/15/25 (a)	95,000	100,368
CCO Holdings, LLC
4.75%, 03/01/30 (a)	84,000	88,927
CenturyLink, Inc.
4.00%, 02/15/27 (a)	47,000	47,686
Charter Communications Operating, LLC
4.91%, 07/23/25	250,000	288,360
6.83%, 10/23/55	40,000	54,781
Comcast Corporation
2.35%, 01/15/27 (b)	220,000	236,201
4.60%, 10/15/38	32,000	40,748
3.75%, 04/01/40	25,000	29,203

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
Connect Finco SARL
6.75%, 10/01/26 (a)	50,000	50,194
CSC Holdings, LLC
6.50%, 02/01/29 (a)	48,000	53,517
DISH DBS Corporation
7.75%, 07/01/26	66,000	72,588
Hughes Satellite Systems Corporation
5.25%, 08/01/26	83,000	87,989
iHeartCommunications, Inc.
6.38%, 05/01/26	14,918	15,548
8.38%, 05/01/27	27,038	26,694
5.25%, 08/15/27 (a)	25,000	24,452
4.75%, 01/15/28 (a)	24,000	22,662
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (a)	43,000	46,387
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	46,000	49,458
Sprint Corporation
7.13%, 06/15/24	58,000	66,711
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	50,000	50,483
TEGNA Inc.
5.00%, 09/15/29 (a)	64,000	63,132
Telesat Canada
6.50%, 10/15/27 (a)	40,000	40,289
The Walt Disney Company
2.65%, 01/13/31	97,000	104,659
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	45,000	49,369
1.50%, 02/15/26 (a)	103,000	103,394
Verizon Communications Inc.
4.33%, 09/21/28	75,000	90,678
3.15%, 03/22/30	62,500	70,530
Vodafone Group Public Limited Company
5.00%, 05/30/38	90,000	111,984
		2,571,555
Utilities 5.6%
Ameren Illinois Company
4.50%, 03/15/49	104,000	138,356
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	40,000	48,375
Dominion Energy, Inc.
0.78%, (3M USD LIBOR + 0.53%), 09/15/23 (b) (d)	400,000	400,331
DPL Inc.
4.13%, 07/01/25 (a)	98,000	102,618
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (a)	46,000	46,177
Edison International
4.95%, 04/15/25	50,000	54,704
Exelon Corporation
5.10%, 06/15/45	112,000	145,224
Florida Power & Light Company
0.64%, (3M USD LIBOR + 0.38%), 07/28/23 (b) (d)	498,000	498,357
Nevada Power Company
3.70%, 05/01/29	119,000	139,469
Pacific Gas And Electric Company
1.75%, 06/16/22	202,000	202,152
2.10%, 08/01/27	51,000	49,410
San Diego Gas & Electric Company
1.70%, 10/01/30	125,000	124,289
Southern California Edison Company
4.13%, 03/01/48	46,000	50,074
3.65%, 02/01/50	50,000	51,595
The AES Corporation
3.30%, 07/15/25 (a)	96,000	102,218
The Narragansett Electric Company
3.40%, 04/09/30 (a)	26,000	29,631
Vistra Operations Company LLC
3.55%, 07/15/24 (a) (b)	69,000	73,494
4.30%, 07/15/29 (a)	60,000	65,437
		2,321,911
Consumer Staples 4.9%
Altria Group, Inc.
2.35%, 05/06/25	61,000	64,361
4.80%, 02/14/29	39,000	46,127
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	71,000	79,507
4.90%, 02/01/46	102,000	124,972
Archer-Daniels-Midland Company
3.25%, 03/27/30	48,000	54,826
BAT Capital Corp.
2.26%, 03/25/28	94,000	94,331
4.91%, 04/02/30	107,000	125,785
4.39%, 08/15/37	50,000	53,953
Cargill, Incorporated
2.13%, 04/23/30 (a)	25,000	26,168
Energizer Holdings, Inc.
6.38%, 07/15/26 (a)	35,000	37,615
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	100,000	108,977
JBS USA Food Company
5.88%, 07/15/24 (a)	7,000	7,141
6.50%, 04/15/29 (a)	74,000	82,161
Kraft Heinz Foods Company
4.25%, 03/01/31 (a)	69,000	75,353
Mars, Incorporated
2.38%, 07/16/40 (a)	44,000	43,708
3.95%, 04/01/49 (a)	117,000	141,338
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	100,000	98,224
PepsiCo, Inc.
3.38%, 07/29/49	80,000	91,962
Post Holdings, Inc.
5.63%, 01/15/28 (a)	82,000	86,876
Reynolds American Inc.
4.45%, 06/12/25	119,000	133,837
Safeway Inc.
3.50%, 02/15/23 (a)	67,000	67,810
Spectrum Brands, Inc.
5.00%, 10/01/29 (a)	63,000	65,480
Sysco Corporation
5.65%, 04/01/25 (h)	33,000	38,989
5.95%, 04/01/30 (h)	23,000	29,027
Walmart Inc.
2.85%, 07/08/24	75,000	81,356
3.25%, 07/08/29	150,000	174,588
		2,034,472
Consumer Discretionary 4.6%
Adient US LLC
9.00%, 04/15/25 (a)	27,000	29,902
7.00%, 05/15/26 (a)	13,000	13,929
Amazon.com, Inc.
2.50%, 06/03/50	37,000	37,741
Aramark Services, Inc.
6.38%, 05/01/25 (a)	35,000	36,407
Carnival Corporation
11.50%, 04/01/23 (a)	87,000	97,476
Cedar Fair, L.P.
5.50%, 05/01/25 (a)	60,000	61,505
Colt Merger Sub, Inc.
5.75%, 07/01/25 (a)	35,000	36,061
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/25 (a)	7,000	7,184
4.75%, 10/20/28 (a)	12,000	12,450
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	94,000	103,113
Eldorado Resorts, Inc.
8.13%, 07/01/27 (a)	61,000	64,626
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	103,000	108,205
General Motors Company
6.13%, 10/01/25	37,000	42,968
6.80%, 10/01/27	27,000	32,826
GLP Financing, LLC
5.75%, 06/01/28	14,000	15,914

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
5.30%, 01/15/29	110,000	122,370
Hanesbrands Inc.
5.38%, 05/15/25 (a)	81,000	85,765
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (a)	24,000	24,929
5.75%, 05/01/28 (a)	24,000	25,290
Hyatt Hotels Corporation
5.38%, 04/23/25 (h)	32,000	34,634
Hyundai Capital America
1.80%, 10/15/25 (a)	50,000	49,669
KB Home
7.63%, 05/15/23	67,000	73,842
M.D.C. Holdings, Inc.
6.00%, 01/15/43	14,000	16,993
Macy's, Inc.
8.38%, 06/15/25 (a)	48,000	49,616
Marriott International, Inc.
5.75%, 05/01/25 (h)	83,000	92,436
NCL Corporation Ltd.
3.63%, 12/15/24 (a)	75,000	52,550
Newell Brands Inc.
4.88%, 06/01/25	33,000	35,582
NIKE, Inc.
3.25%, 03/27/40	51,000	58,131
Northwestern University
2.64%, 12/01/50	28,000	29,003
NVR, Inc.
3.00%, 05/15/30	97,000	104,667
Ross Stores, Inc.
4.60%, 04/15/25	119,000	136,825
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (a)	16,000	18,566
Scientific Games International, Inc.
7.25%, 11/15/29 (a)	70,000	71,037
The Home Depot, Inc.
3.35%, 04/15/50	51,000	58,747
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	70,000	62,073
Williams Scotsman International, Inc.
4.63%, 08/15/28 (a)	13,000	13,066
Wyndham Destinations, Inc.
6.63%, 07/31/26 (a)	22,000	23,204
		1,939,302
Information Technology 4.4%
Apple Inc.
3.20%, 05/11/27 (b)	1,150,000	1,304,437
Broadcom Inc.
4.25%, 04/15/26	75,000	84,486
3.88%, 01/15/27	100,000	110,687
Dell International L.L.C.
5.85%, 07/15/25 (a)	5,000	5,831
4.90%, 10/01/26 (a) (h)	30,000	33,830
Equifax Inc.
2.60%, 12/01/24 - 12/15/25	93,000	99,306
Hewlett Packard Enterprise Company
4.45%, 10/02/23	91,000	100,018
Microsoft Corporation
3.95%, 08/08/56	42,000	54,959
2.68%, 06/01/60	8,000	8,362
Radiate HoldCo, LLC
4.50%, 09/15/26 (a)	39,000	39,211
		1,841,127
Materials 4.2%
Anglo American Capital PLC
5.38%, 04/01/25 (a)	200,000	230,015
4.88%, 05/14/25 (a)	121,000	137,172
4.75%, 04/10/27 (a)	135,000	154,771
Avantor Funding, Inc.
4.63%, 07/15/28 (a)	11,000	11,404
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	150,000	152,165
CF Industries, Inc.
4.50%, 12/01/26 (a)	287,000	334,542
DuPont de Nemours, Inc.
2.17%, 05/01/23	94,000	94,800
Ecolab Inc.
4.80%, 03/24/30	27,000	34,321
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (a)	105,000	107,471
Freeport-McMoRan Inc.
5.00%, 09/01/27	47,000	49,128
5.40%, 11/14/34	60,000	66,350
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	74,000	70,661
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	175,000	173,982
Nutrition & Biosciences, Inc.
1.83%, 10/15/27 (a)	61,000	61,255
Teck Resources Limited
3.90%, 07/15/30 (a)	76,000	79,513
		1,757,550
Industrials 3.3%
Aircastle Limited
5.25%, 08/11/25 (a)	80,000	78,392
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	124,000	131,130
Caterpillar Financial Services Corporation
0.50%, (3M USD LIBOR + 0.22%), 01/06/22 (b) (d)	300,000	300,305
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	74,000	79,786
General Dynamics Corporation
4.25%, 04/01/40	70,000	87,924
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b) (c)	379,000	299,410
3.45%, 05/01/27	22,000	23,251
3.63%, 05/01/30	52,000	53,912
Hillenbrand, Inc.
5.00%, 09/15/26 (h)	18,000	19,476
Howmet Aerospace Inc.
6.88%, 05/01/25	25,000	27,621
Lennox International Inc.
1.35%, 08/01/25	9,000	9,053
Lockheed Martin Corporation
2.80%, 06/15/50	24,000	25,035
Northrop Grumman Corporation
4.40%, 05/01/30	33,000	40,682
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (a)	40,000	38,551
Roper Technologies, Inc.
1.00%, 09/15/25	35,000	35,085
United Rentals (North America), Inc.
3.88%, 11/15/27	51,000	52,470
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)	52,000	56,608
7.25%, 06/15/28 (a)	30,000	32,858
		1,391,549
Real Estate 0.7%
Boston Properties Limited Partnership
2.90%, 03/15/30	110,000	114,746
Highwoods Realty Limited Partnership
2.60%, 02/01/31	27,000	26,805
Simon Property Group, L.P.
2.45%, 09/13/29	75,000	74,228
VICI Properties Inc.
4.25%, 12/01/26 (a)	65,000	65,327
		281,106
Total Corporate Bonds And Notes (cost $30,877,858)		32,241,743
SENIOR FLOATING RATE INSTRUMENTS 15.2%
Consumer Discretionary 4.2%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 1.90%, (1M USD LIBOR + 1.75%), 11/14/26 (d)	202,599	193,903
Adient US LLC
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 05/03/24 (d)	55,451	54,746

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
Term Loan B, 4.49%, (3M USD LIBOR + 4.25%), 05/03/24 (d)	18,797	18,558
American Axle and Manufacturing, Inc.
Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 03/10/24 (d)	145,834	138,816
Aramark Services, Inc.
2018 Term Loan B3, 1.90%, (1M USD LIBOR + 1.75%), 03/01/25 (d)	187,000	178,445
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 12/23/24 (d)	75,900	70,923
2020 Term Loan B1, 4.65%, (1M USD LIBOR + 4.50%), 06/19/25 (d)	78,667	76,023
2020 Term Loan B1, 4.77%, (3M USD LIBOR + 4.50%), 06/19/25 (d)	39,333	38,011
CityCenter Holdings, LLC
2017 Term Loan B, 3.00%, (1M USD LIBOR + 2.25%), 04/14/24 (d)	96,478	92,401
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.16%, (1M USD LIBOR + 2.00%), 11/30/23 (d)	122,145	118,633
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 08/29/25 (d)	243,550	232,285
Mileage Plus Holdings LLC
2020 Term Loan B, 6.25%, (3M USD LIBOR + 5.25%), 12/31/23 (d)	122,900	124,812
Mohegan Tribal Gaming Authority
2016 Term Loan B, 7.37%, (3M USD LIBOR + 6.38%), 10/30/23 (d)	130,656	116,066
Numericable Group SA
USD Term Loan B11, 2.90%, (1M USD LIBOR + 2.75%), 07/31/25 (d)	193,951	184,727
PCI Gaming Authority
Term Loan, 2.65%, (1M USD LIBOR + 2.50%), 05/15/26 (d)	125,393	121,579
		1,759,928
Communication Services 3.7%
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 4.41%, (1M USD LIBOR + 4.25%), 08/15/26 (d)	112,512	112,190
CenturyLink, Inc.
2020 Term Loan B, 2.40%, (1M USD LIBOR + 2.25%), 03/15/27 (d)	133,987	128,509
CSC Holdings, LLC
2017 Term Loan B1, 2.40%, (1M USD LIBOR + 2.25%), 07/15/25 (d)	156,760	151,384
Diamond Sports Group, LLC
Term Loan, 3.40%, (1M USD LIBOR + 3.25%), 08/24/26 (d)	89,100	68,756
Frontier Communications Corporation
2017 Term Loan B1, 6.00%, (PRIME + 2.75%), 05/31/24 (d)	122,167	119,911
Level 3 Financing Inc.
2019 Term Loan B, 1.90%, (1M USD LIBOR + 1.75%), 03/01/27 (d)	168,664	163,235
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 2.91%, (1M USD LIBOR + 2.75%), 07/15/26 (d)	239,342	233,758
Terrier Media Buyer, Inc.
Term Loan B, 4.40%, (1M USD LIBOR + 4.25%), 10/04/26 (d)	38,707	37,698
T-Mobile USA, Inc.
2020 Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 04/01/27 (d)	62,500	62,405
Univision Communications Inc.
2020 Replacement Term Loan, 4.75%, (1M USD LIBOR + 3.75%), 03/15/26 (d)	112,569	109,394
Virgin Media Bristol LLC
USD Term Loan N, 2.65%, (1M USD LIBOR + 2.50%), 10/03/27 (d)	150,000	145,376
Zayo Group Holdings, Inc.
USD Term Loan, 3.15%, (1M USD LIBOR + 3.00%), 02/20/27 (d)	221,506	214,664
		1,547,280
Materials 2.0%
Berry Global, Inc.
Term Loan Y, 2.16%, (1M USD LIBOR + 2.00%), 07/01/26 (d)	194,414	188,364
BWAY Holding Company
2017 Term Loan B, 3.52%, (3M USD LIBOR + 3.25%), 04/03/24 (d)	284,315	266,369
Diamond (BC) B.V.
USD Term Loan , 3.16%, (1M USD LIBOR + 3.00%), 07/24/24 (d)	427	398
Hexion Inc.
USD Exit Term Loan, 3.80%, (3M USD LIBOR + 3.50%), 06/27/26 (d)	120,631	118,520
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 5.25%, (3M USD LIBOR + 4.25%), 06/30/22 (d)	146,977	142,446
Messer Industries GmbH
2018 USD Term Loan, 2.72%, (3M USD LIBOR + 2.50%), 10/10/25 (d)	119,185	116,503
		832,600
Health Care 1.4%
Air Methods Corporation
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 04/12/24 (d)	88,541	77,238
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 3.66%, (1M USD LIBOR + 3.50%), 08/15/24 (d)	87,960	85,337
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 5.00%, (3M USD LIBOR + 4.25%), 04/12/24 (d)	131,932	125,335
Phoenix Guarantor Inc.
2020 Term Loan B, 3.40%, (1M USD LIBOR + 3.25%), 03/05/26 (d)	165,004	160,425
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 3.90%, (1M USD LIBOR + 3.75%), 11/09/25 (d)	130,936	127,008
		575,343
Energy 1.2%
Buckeye Partners, L.P.
2019 Term Loan B, 2.90%, (1M USD LIBOR + 2.75%), 10/10/26 (d)	248,750	243,775
Lower Cadence Holdings LLC
Term Loan B, 4.15%, (1M USD LIBOR + 4.00%), 05/10/26 (d)	192,253	177,161
Traverse Midstream Partners LLC
2017 Term Loan, 5.00%, (1M USD LIBOR + 4.00%), 09/22/24 (d)	98,000	89,793
		510,729
Consumer Staples 0.9%
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 2.15%, (1M USD LIBOR + 2.00%), 01/26/24 (d)	88,458	86,809
Diamond (BC) B.V.
USD Term Loan, 3.26%, (1M USD LIBOR + 3.00%), 07/24/24 (d)	165,729	154,542
JBS USA Lux S.A.
2019 Term Loan B, 2.15%, (1M USD LIBOR + 2.00%), 04/27/26 (d)	145,159	141,022
		382,373
Industrials 0.9%
Genesee & Wyoming Inc.
Term Loan, 2.22%, (3M USD LIBOR + 2.00%), 10/29/26 (d)	75,620	74,309
Graham Packaging Company Inc.
Term Loan, 4.50%, (1M USD LIBOR + 3.75%), 07/28/27 (d)	108,000	107,235
Tempo Acquisition LLC
2020 Extended Term Loan, 3.75%, (1M USD LIBOR + 3.25%), 11/02/26 (d)	197,885	191,640
		373,184
Utilities 0.5%
Calpine Corporation
Term Loan B5, 2.41%, (1M USD LIBOR + 2.25%), 05/23/22 (d)	195,361	189,850

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
Information Technology 0.2%
Radiate Holdco, LLC
1st Lien Term Loan, 3.75%, (1M USD LIBOR + 3.00%), 12/09/23 (d)	101,862	100,048
Financials 0.2%
BCP Renaissance Parent LLC
2017 Term Loan B, 4.50%, (3M USD LIBOR + 3.50%), 09/20/24 (d)	100,062	92,526
Total Senior Floating Rate Instruments (cost $6,582,860)		6,363,861
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.5%
Air Canada 2020-2 Class A Pass Through Trust
Series 2020-A-2, 5.25%, 04/01/29	20,000	20,500
Alaska Airlines 2020-1 Class A Pass Through Trust
Series 2020-A-1, 4.80%, 08/15/27	62,000	64,788
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21 (b)	304,694	307,064
Ascentium Equipment Receivables Trust
Series 2017-A3-2A, 2.31%, 12/10/21	33,701	33,920
BX Commercial Mortgage Trust
Series 2018-A-IND, 0.90%, (1M USD LIBOR + 0.75%), 10/15/20 (b) (d)	295,835	295,491
Series 2020-A-BXLP, REMIC, 0.95%, (1M USD LIBOR + 0.80%), 12/15/21 (b) (d)	799,268	798,832
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	167,392	167,662
Carmax Auto Owner Trust 2019-2
Series 2019-A3-2, 2.68%, 12/15/22	250,000	256,859
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	12,259	12,289
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	47,880	48,300
Series 2019-A2-MT3, 2.13%, 01/20/22	186,222	187,182
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	27,362	27,537
Series 2018-A-3A, 3.35%, 08/15/22	4,824	4,832
GreatAmerica Financial Services Corporation
Series 2019-A2-1, 2.97%, 06/15/21	26,112	26,129
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	62,260	62,617
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21 (b)	175,729	176,585
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20 (b)	204,146	204,350
Verizon Owner Trust
Series 2018-A1A-1A, 2.82%, 03/22/21 (b)	224,138	225,767
Verizon Owner Trust 2020-B
Series 2020-A-B, 0.47%, 02/20/25	187,000	187,158
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20	23,274	23,310
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,122,336)		3,131,172
INVESTMENT COMPANIES 2.3%
Kayne Anderson MLP Investment Co.	2,582	10,302
SPDR Bloomberg Barclays High Yield Bond ETF (b)	9,300	969,710
Total Investment Companies (cost $1,040,179)		980,012
GOVERNMENT AND AGENCY OBLIGATIONS 1.3%
Sovereign 0.5%
Abu Dhabi, Government of
3.13%, 04/16/30 (a)	200,000	223,584
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (i)	163,000	160,175
Municipal 0.4%
Dormitory Authority State of New York
3.19%, 02/15/43	80,000	87,094
The Port Authority of New York and New Jersey
1.09%, 07/01/23	55,000	55,788
		142,882
Total Government And Agency Obligations (cost $496,023)		526,641
COMMON STOCKS 0.1%
Energy 0.1%
Summit Midstream Partners LP	25,000	16,358
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (f)	6,438	6,438
iHeartMedia, Inc. - Class A (f)	310	2,517
		8,955
Total Common Stocks (cost $160,360)		25,313
WARRANTS 0.0%
iHeartMedia, Inc. (f) (j)	2,328	17,013
Total Warrants (cost $42,970)		17,013
SHORT TERM INVESTMENTS 4.9%
Investment Companies 4.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03% (k)	2,043,667	2,043,667
Total Short Term Investments (cost $2,043,667)		2,043,667
Total Investments 108.5% (cost $44,366,253)		45,329,422
Total Securities Sold Short (10.2)% (proceeds $3,822,708)		(4,266,149)
Other Derivative Instruments 0.1%		40,432
Other Assets and Liabilities, Net 1.6%		658,039
Total Net Assets 100.0%		41,761,744

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2020, the value and the percentage of net assets of these securities was $10,144,583 and 24.3% of the Fund.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) Non-income producing security.

(g) As of September 30, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (10.2%)
CORPORATE BONDS AND NOTES (8.5%)
Financials (3.6%)
Bank of America Corporation
3.95%, 01/23/49	(1,250,000)	(1,527,290)
Information Technology (2.9%)
Apple Inc.
1.25%, 08/20/30	(850,000)	(848,855)
Intel Corporation
4.10%, 05/11/47	(275,000)	(349,307)
		(1,198,162)
Consumer Discretionary (1.0%)
Harley-Davidson, Inc.
3.50%, 07/28/25	(400,000)	(424,035)
Energy (1.0%)
Southwestern Energy Company
6.45%, 01/23/25 (a)	(432,000)	(420,287)
Total Corporate Bonds And Notes (proceeds $3,170,078)		(3,569,774)
GOVERNMENT AND AGENCY OBLIGATIONS (1.7%)
Sovereign (1.7%)
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	(600,000)	(696,375)
Total Government And Agency Obligations (proceeds $652,630)		(696,375)
Total Securities Sold Short (10.2%) (proceeds $3,822,708)		(4,266,149)

(a) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2020.

PPM Long Short Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(26)	December 2020	(3,617,211)	6,500	(10,601)
United States 10 Year Ultra Bond	(31)	December 2020	(4,936,175)	14,531	(21,403)
United States 2 Year Note	(5)	January 2021	(1,104,230)	39	(575)
United States 5 Year Note	(40)	January 2021	(5,034,332)	4,063	(6,918)
United States Long Bond	(10)	December 2020	(1,760,925)	9,375	(1,888)
United States Ultra Bond	(4)	December 2020	(886,836)	8,000	(414)
				42,508	(41,799)

PPM Long Short Credit Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.34 (Q)	1.00	06/20/25	3,380,000	(23,938)	(2,076)	(91,182)

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
PPM Large Cap Value Fund
COMMON STOCKS 99.4%
Financials 18.6%
Bank of America Corporation	3,600	86,724
Berkshire Hathaway Inc. - Class B (a)	1,000	212,940
Citigroup Inc.	3,500	150,885
Huntington Bancshares Incorporated	12,200	111,874
JPMorgan Chase & Co.	1,800	173,286
Morgan Stanley	3,900	188,565
Synovus Financial Corp.	6,500	137,605
The Allstate Corporation	2,000	188,280
The Hartford Financial Services Group, Inc.	5,000	184,300
The PNC Financial Services Group, Inc.	900	98,919
		1,533,378
Health Care 17.5%
AbbVie Inc.	2,200	192,698
Cigna Holding Company	1,000	169,410
CVS Health Corporation	2,900	169,360
Hologic Inc. (a)	2,100	139,587
Johnson & Johnson	1,300	193,544
McKesson Corporation	1,400	208,502
Merck & Co., Inc.	2,000	165,900
Pfizer Inc.	5,500	201,850
		1,440,851
Information Technology 14.8%
Apple Inc.	1,500	173,715
Avnet, Inc.	2,000	51,680
Cisco Systems, Inc.	3,600	141,804
Cognizant Technology Solutions Corp. - Class A	2,600	180,492
Intel Corporation	1,700	88,026
Leidos Holdings Inc.	1,400	124,810
Microsoft Corporation	800	168,264
Nuance Communications, Inc. (a)	3,400	112,846
Qualcomm Incorporated	1,500	176,520
		1,218,157
Consumer Discretionary 9.3%
Best Buy Co., Inc.	1,400	155,806
Delta Air Lines, Inc.	3,900	119,262
Foot Locker, Inc.	3,400	112,302
General Motors Company	6,000	177,540
Newell Brands Inc.	6,100	104,676
Royal Caribbean Cruises Ltd.	1,500	97,095
		766,681
Consumer Staples 8.4%
Altria Group, Inc.	4,700	181,608
Archer-Daniels-Midland Company	3,900	181,311
Campbell Soup Company	2,900	140,273
The Kroger Co.	5,700	193,287
		696,479
Utilities 7.8%
Exelon Corporation	5,000	178,800
The AES Corporation	14,000	253,540
Vistra Energy Corp.	11,000	207,460
		639,800
Industrials 7.1%
Caterpillar Inc.	1,500	223,725
Robert Half International Inc.	3,200	169,408
Spirit Aerosystems Holdings Inc. - Class A	3,300	62,403
Textron Inc.	3,500	126,315
		581,851
Communication Services 7.0%
AT&T Inc.	6,500	185,315
Comcast Corporation - Class A	4,800	222,048
ViacomCBS Inc. - Class B	6,000	168,060
		575,423
Energy 4.4%
Chevron Corporation	2,100	151,200
Exxon Mobil Corporation	3,000	102,990
Halliburton Company	9,000	108,450
		362,640
Materials 3.6%
Berry Global Group, Inc. (a)	3,600	173,952
Nucor Corporation	2,800	125,608
		299,560
Real Estate 0.9%
Simon Property Group, Inc.	1,100	71,148
Total Common Stocks (cost $8,619,710)		8,185,968
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03% (b)	42,963	42,963
Total Short Term Investments (cost $42,963)		42,963
Total Investments 99.9% (cost $8,662,673)		8,228,931
Other Assets and Liabilities, Net 0.1%		12,152
Total Net Assets 100.0%		8,241,083

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
PPM Mid Cap Value Fund
COMMON STOCKS 99.2%
Financials 18.6%
American Financial Group, Inc.	2,000	133,960
Home BancShares, Inc.	5,500	83,380
Huntington Bancshares Incorporated	7,600	69,692
Janus Henderson Group PLC	6,000	130,320
Reinsurance Group of America, Incorporated	950	90,431
Sterling Bancorp	4,100	43,132
Synovus Financial Corp.	4,100	86,797
TCF Financial Corporation	4,100	95,776
The Allstate Corporation	1,200	112,968
The Hartford Financial Services Group, Inc.	2,700	99,522
		945,978
Consumer Discretionary 13.0%
Best Buy Co., Inc.	850	94,596
Delta Air Lines, Inc.	3,400	103,972
Foot Locker, Inc.	2,900	95,787
Helen of Troy Ltd (a)	700	135,464
Newell Brands Inc.	5,500	94,380
Penske Automotive Group, Inc.	1,700	81,022
Royal Caribbean Cruises Ltd.	900	58,257
		663,478
Industrials 11.4%
Kennametal Inc.	4,300	124,442
MasTec Inc. (a)	2,400	101,280
Robert Half International Inc.	1,800	95,292
Spirit Aerosystems Holdings Inc. - Class A	3,000	56,730
Terex Corp.	3,450	66,792
Textron Inc.	3,800	137,142
		581,678
Information Technology 11.1%
Avnet, Inc.	1,800	46,512
Belden Inc.	2,200	68,464
CACI International Inc. - Class A (a)	225	47,961
Cognizant Technology Solutions Corp. - Class A	1,200	83,304
Leidos Holdings Inc.	600	53,490
Nuance Communications, Inc. (a)	1,700	56,423
Semtech Corp. (a)	1,800	95,328
Teradyne Inc.	1,000	79,460
Western Digital Corporation	1,000	36,550
		567,492
Utilities 10.0%
Exelon Corporation	2,800	100,128
PNM Resources, Inc.	2,500	103,325
Sempra Energy	400	47,344
The AES Corporation	7,500	135,825
Vistra Energy Corp.	6,400	120,704
		507,326
Health Care 8.6%
Cigna Holding Company	600	101,646
Hologic Inc. (a)	1,300	86,411
Magellan Health Services Inc. (a)	1,700	128,826
McKesson Corporation	800	119,144
		436,027
Materials 8.2%
Berry Global Group, Inc. (a)	1,800	86,976
Huntsman Corp.	5,700	126,597
Reliance Steel & Aluminum Co.	1,200	122,448
Steel Dynamics Inc.	2,800	80,164
		416,185
Real Estate 6.8%
Healthpeak Properties, Inc.	4,400	119,460
Physicians Realty Trust	7,500	134,325
Regency Centers Corp.	2,500	95,050
		348,835
Consumer Staples 6.4%
Campbell Soup Company	2,100	101,577
Ingredion Inc.	1,500	113,520
The Kroger Co.	3,200	108,512
		323,609
Energy 3.0%
Cimarex Energy Co.	3,200	77,856
Halliburton Company	3,500	42,175
National Oilwell Varco, Inc.	3,700	33,522
		153,553
Communication Services 2.1%
ViacomCBS Inc. - Class B	3,800	106,438
Total Common Stocks (cost $5,647,855)		5,050,599
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03% (b)	35,758	35,758
Total Short Term Investments (cost $35,758)		35,758
Total Investments 99.9% (cost $5,683,613)		5,086,357
Other Assets and Liabilities, Net 0.1%		5,059
Total Net Assets 100.0%		5,091,416

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

Abbreviations and additional footnotes are defined on page 33

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Schedules of Investments (Unaudited)

September 30, 2020

	Shares/Par[1]	Value ($)
PPM Small Cap Value Fund
COMMON STOCKS 98.6%
Financials 28.3%
Ameris Bancorp	8,200	186,796
Axos Financial, Inc. (a)	13,300	310,023
Banc of California, Inc.	18,400	186,208
Evercore Inc. - Class A	3,250	212,745
First Horizon National Corporation	20,300	191,429
Home BancShares, Inc.	19,700	298,652
Houlihan Lokey Inc. - Class A	5,400	318,870
Independent Bank Corp.	6,100	319,518
Janus Henderson Group PLC	11,400	247,608
PacWest Bancorp	7,000	119,560
Renasant Corporation	13,600	308,992
Sterling Bancorp	30,100	316,652
TCF Financial Corporation	13,400	313,024
Western Alliance Bancorp	6,700	211,854
		3,541,931
Industrials 17.5%
Aerojet Rocketdyne Holdings, Inc. (a)	5,200	207,428
Apogee Enterprises, Inc.	13,000	277,810
GATX Corporation	3,900	248,625
Kennametal Inc.	10,700	309,658
MasTec Inc. (a)	6,300	265,860
SkyWest Inc.	10,400	310,544
Spirit Aerosystems Holdings Inc. - Class A	6,600	124,806
Steelcase Inc. - Class A	17,400	175,914
Terex Corp.	14,200	274,912
		2,195,557
Information Technology 11.7%
Avaya Holdings Corp. (a)	12,800	194,560
Belden Inc.	4,000	124,480
Benchmark Electronics, Inc.	6,100	122,915
CACI International Inc. - Class A (a)	600	127,896
CSG Systems International, Inc.	2,900	118,755
KBR, Inc.	5,500	122,980
Photronics Inc. (a)	16,000	159,360
Semtech Corp. (a)	3,700	195,952
SYNNEX Corporation	900	126,054
Teradata Corporation (a)	2,250	51,075
Verint Systems Inc. (a)	2,500	120,450
		1,464,477
Consumer Discretionary 11.0%
American Axle & Manufacturing Holdings, Inc. (a)	44,600	257,342
Foot Locker, Inc.	5,800	191,574
Helen of Troy Ltd (a)	1,550	299,956
Penske Automotive Group, Inc.	6,400	305,024
Skechers U.S.A. Inc. - Class A (a)	10,900	329,398
		1,383,294
Real Estate 7.3%
Brandywine Realty Trust	18,500	191,290
DiamondRock Hospitality Co.	38,050	192,913
Kite Realty Naperville, LLC	22,000	254,760
Physicians Realty Trust	15,300	274,023
		912,986
Health Care 7.3%
Integer Holdings Corporation (a)	5,300	312,753
Magellan Health Services Inc. (a)	4,200	318,276
Premier Healthcare Solutions, Inc. - Class A	8,500	279,055
		910,084
Materials 5.3%
Allegheny Technologies Incorporated (a)	14,200	123,824
Huntsman Corp.	14,200	315,382
Reliance Steel & Aluminum Co.	2,200	224,488
		663,694
Energy 3.1%
Cimarex Energy Co.	8,500	206,805
PBF Energy Inc. - Class A	31,700	180,373
		387,178
Consumer Staples 2.9%
Ingredion Inc.	600	45,408
Primo Water Holdings LLC	14,200	201,640
Sanderson Farms Inc.	1,000	117,970
		365,018
Utilities 2.5%
PNM Resources, Inc.	7,600	314,108
Communication Services 1.7%
Meredith Corporation	16,450	215,824
Total Common Stocks (cost $13,541,749)		12,354,151
SHORT TERM INVESTMENTS 16.3%
Investment Companies 16.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.03% (b)	2,044,326	2,044,326
Total Short Term Investments (cost $2,044,326)		2,044,326
Total Investments 114.9% (cost $15,586,075)		14,398,477
Other Assets and Liabilities, Net (14.9)%		(1,863,893)
Total Net Assets 100.0%		12,534,584

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments

September 30, 2020

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

ABL - Asset-Based Lending
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade
DIP - Debtor-in-Possession
ETF - Exchange Traded Fund
FILO - First-in, last-out
LIBOR – London Interbank Offered Rate
PRIME - Wall Street Journal Prime Rate
REMIC - Real Estate Mortgage Investment Conduit
SPDR - Standard & Poor Depositary Receipt
TBA - To Be Announced (Securities purchased on a delayed delivery basis)
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

2For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street Bank and Trust Company (“State Street” or “Custodian”). Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US government securities; US government agencies’ debt securities; and US government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the Investment Company Act of 1940, as amended (“the1940 Act”). The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Security Valuation. Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management LLC ("JNAM" or "Administrator") Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and certain members of JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available or are determined to be not reflective of market value. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt securities are generally valued by independent pricing services approved by the Board. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third-party price providers.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of US securities markets. Securities are fair valued based on observable and unobservable inputs, including the Administrator's or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Administrator may utilize pricing services or other sources in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Administrator regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2020, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	29,575,616	108,929	29,684,545
Government And Agency Obligations	—	20,532,368	—	20,532,368
Non-U.S. Government Agency Asset-Backed Securities	—	4,119,267	—	4,119,267
Senior Floating Rate Instruments	—	782,839	—	782,839
Short Term Investments	2,611,175	—	—	2,611,175
	2,611,175	55,010,090	108,929	57,730,194
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	13,301	—	—	13,301
	13,301	—	—	13,301
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(14,939)	—	—	(14,939)
Centrally Cleared Credit Default Swap Agreements	—	(13,489)	—	(13,489)
	(14,939)	(13,489)	—	(28,428)
PPM Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[2]	—	46,720,186	478,190	47,198,376
Investment Companies	1,813,416	—	—	1,813,416
Corporate Bonds And Notes	—	1,304,734	—	1,304,734
Warrants	—	5,138	—	5,138
Common Stocks	2,638	—	628	3,266
Short Term Investments	3,816,142	—	—	3,816,142
	5,632,196	48,030,058	478,818	54,141,072
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,100)	—	—	(1,100)
	(1,100)	—	—	(1,100)

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	50,382,993	163,963	50,546,956
Senior Floating Rate Instruments[2]	—	1,453,938	—	1,453,938
Investment Companies	811,456	—	—	811,456
Preferred Stocks	138,786	—	—	138,786
Common Stocks	45,905	—	—	45,905
Warrants	—	21,171	—	21,171
Non-U.S. Government Agency Asset-Backed Securities	—	20,500	—	20,500
Short Term Investments	2,213,408	—	—	2,213,408
	3,209,555	51,878,602	163,963	55,252,120
PPM Long Short Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	32,241,743	—	32,241,743
Senior Floating Rate Instruments	—	6,363,861	—	6,363,861
Non-U.S. Government Agency Asset-Backed Securities	—	3,131,172	—	3,131,172
Investment Companies	980,012	—	—	980,012
Government And Agency Obligations	—	526,641	—	526,641
Common Stocks	25,313	—	—	25,313
Warrants	—	17,013	—	17,013
Short Term Investments	2,043,667	—	—	2,043,667
	3,048,992	42,280,430	—	45,329,422
Liabilities - Securities
Corporate Bonds And Notes	—	(3,569,774)	—	(3,569,774)
Government And Agency Obligations	—	(696,375)	—	(696,375)
	—	(4,266,149)	—	(4,266,149)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(41,799)	—	—	(41,799)
Centrally Cleared Credit Default Swap Agreements	—	(91,182)	—	(91,182)
	(41,799)	(91,182)	—	(132,981)
PPM Large Cap Value Fund
Assets - Securities
Common Stocks	8,185,968	—	—	8,185,968
Short Term Investments	42,963	—	—	42,963
	8,228,931	—	—	8,228,931
PPM Mid Cap Value Fund
Assets - Securities
Common Stocks	5,050,599	—	—	5,050,599
Short Term Investments	35,758	—	—	35,758
	5,086,357	—	—	5,086,357
PPM Small Cap Value Fund
Assets - Securities
Common Stocks	12,354,151	—	—	12,354,151
Short Term Investments	2,044,326	—	—	2,044,326
	14,398,477	—	—	14,398,477

1 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

2 Unfunded commitments are not reflected in Total Investments in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments table following the Schedules of Investments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the year for financial reporting purposes. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2020.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Subsequent Events. On October 6, 2020, the Board approved Plans of Liquidation (the “Plans”) of PPM Floating Rate Income Fund, PPM Long Short Credit Fund, PPM Large Cap Value Fund and PPM Mid Cap Value Fund. On October 7, 2020, PPM Floating Rate Income Fund, PPM Long Short Credit Fund, PPM Large Cap Value Fund and PPM Mid Cap Value Fund stopped accepting new investments. On October 22, 2020, PPM Large Cap Value Fund and PPM Mid Cap Value Fund ceased business as investment companies.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.